UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 983.20	$ 3.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.79	$ 3.18

* Expenses are equal to the Fund's annualized expense ratio of .63%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Yahoo!, Inc. 0% 4/1/08	4.7	4.2
Vishay Intertechnology, Inc. 3.625% 8/1/23	3.6	2.0
Nextel Partners, Inc. 1.5% 11/15/08	3.4	2.0
Comverse Technology, Inc. 0% 5/15/23	3.4	3.0
Tyco International Group SA 3.125% 1/15/23	3.2	3.5
SLM Corp. 3.1106% 7/25/35	3.1	0.0
Halliburton Co. 3.125% 7/15/23	3.0	1.0
Bausch & Lomb, Inc. 3.46% 8/1/23	2.6	1.2
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	2.5	2.6
Valero Energy Corp. 2.00%	2.2	1.1
	31.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.8	20.1
Health Care	22.7	25.5
Financials	13.2	13.3
Consumer Discretionary	11.8	9.3
Energy	10.2	7.6
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Convertible Securities 86.4%		Convertible Securities 88.6%
	Stocks 11.0%		Stocks 10.3%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	13.1%	** Foreign investments	12.9%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 79.7%
		Principal Amount (000s) (c)		Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. 2% 2/15/24 (d)		$ 12,500		$ 9,158
Hotels, Restaurants & Leisure - 2.6%
Kerzner International Ltd.:
2.375% 4/15/24 (e)		9,000		10,733
2.375% 4/15/24		18,900		22,540
WMS Industries, Inc.:
2.75% 7/15/10 (e)		4,000		6,830
2.75% 7/15/10		2,800		4,781
				44,884
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. 4.75% 2/1/09		22,500		21,375
Leisure Equipment & Products - 1.6%
Eastman Kodak Co.:
3.375% 10/15/33 (e)		7,800		8,331
3.375% 10/15/33		16,900		18,051
				26,382
Media - 2.6%
Lamar Advertising Co. 2.875% 12/31/10		8,200		8,168
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		400		353
XM Satellite Radio, Inc. 1.75% 12/1/09 (e)		39,500		34,876
				43,397
TOTAL CONSUMER DISCRETIONARY				145,196
ENERGY - 5.6%
Energy Equipment & Services - 3.0%
Halliburton Co. 3.125% 7/15/23		39,400		50,406
Oil, Gas & Consumable Fuels - 2.6%
McMoRan Exploration Co.:
6% 7/2/08 (e)		1,000		1,413
6% 7/2/08		7,900		11,165
Quicksilver Resources, Inc. 1.875% 11/1/24 (e)		24,500		31,943
				44,521
TOTAL ENERGY				94,927
Convertible Bonds - continued
		Principal Amount (000s) (c)		Value (Note 1) (000s)
FINANCIALS - 6.7%
Consumer Finance - 6.1%
American Express Co.:
1.85% 12/1/33 (d)(e)		$ 36,500		$ 37,458
1.85% 12/1/33 (d)		12,600		12,931
SLM Corp. 3.1106% 7/25/35 (f)		53,020		53,484
				103,873
Insurance - 0.6%
Scottish Re Group Ltd. 4.5% 12/1/22		8,000		9,173
TOTAL FINANCIALS				113,046
HEALTH CARE - 22.7%
Biotechnology - 8.3%
Affymetrix, Inc. 0.75% 12/15/33		10,340		18,101
Amylin Pharmaceuticals, Inc. 2.5% 4/15/11		20,700		16,353
BioMarin Pharmaceutical, Inc.:
3.5% 6/15/08 (e)		2,000		1,845
3.5% 6/15/08		15,700		14,483
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		49,000		42,385
Oscient Pharmaceuticals Corp.:
3.5% 4/15/11 (e)		19,200		14,208
3.5% 4/15/11		1,500		1,110
OSI Pharmaceuticals, Inc. 3.25% 9/8/23		11,500		11,974
Protein Design Labs, Inc. 2% 2/15/12 (e)		20,500		20,805
				141,264
Health Care Equipment & Supplies - 11.7%
Bausch & Lomb, Inc. 3.46% 8/1/23 (f)		29,500		43,700
Cooper Companies, Inc.:
2.625% 7/1/23 (e)		7,500		11,710
2.625% 7/1/23		10,000		15,613
Cytyc Corp.:
2.25% 3/15/24 (e)		35,000		35,308
2.25% 3/15/24		7,600		7,667
Epix Pharmaceuticals, Inc.:
3% 6/15/24 (e)		14,000		10,640
3% 6/15/24		7,000		5,320
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)		15,600		22,086
Convertible Bonds - continued
		Principal Amount (000s) (c)		Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.: - continued
2.5% 10/1/23		$ 7,400		$ 10,476
Medtronic, Inc. 1.25% 9/15/21		35,000		35,079
				197,599
Pharmaceuticals - 2.7%
Guilford Pharmaceuticals, Inc. 5% 7/1/08		863		688
MGI Pharma, Inc.:
1.6821% 3/2/24 (d)(e)		32,400		22,923
1.6821% 3/2/24 (d)		3,400		2,406
Roche Holdings, Inc. 0% 7/25/21 (e)		30,000		20,505
				46,522
TOTAL HEALTH CARE				385,385
INDUSTRIALS - 5.1%
Construction & Engineering - 1.1%
Fluor Corp. 1.5% 2/15/24		15,700		18,066
Industrial Conglomerates - 4.0%
Tyco International Group SA:
3.125% 1/15/23 (e)		39,900		54,551
yankee 3.125% 1/15/23		10,100		13,809
				68,360
TOTAL INDUSTRIALS				86,426
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 6.1%
AudioCodes Ltd. 2% 11/9/24 (e)		10,000		9,060
CIENA Corp. 3.75% 2/1/08		11,000		8,759
Comverse Technology, Inc. 0% 5/15/23		41,100		56,821
Juniper Networks, Inc. 0% 6/15/08		20,900		28,352
				102,992
Computers & Peripherals - 1.3%
Maxtor Corp. 6.8% 4/30/10		22,000		19,869
Silicon Graphics, Inc. 6.5% 6/1/09		2,500		1,875
				21,744
Convertible Bonds - continued
		Principal Amount (000s) (c)		Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 3.8%
Bell Microproducts, Inc. 3.75% 3/5/24		$ 4,315		$ 3,948
Vishay Intertechnology, Inc. 3.625% 8/1/23		62,700		60,451
				64,399
Internet Software & Services - 4.7%
Yahoo!, Inc. 0% 4/1/08		43,500		79,959
IT Services - 2.0%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (e)		12,300		14,419
4.125% 8/15/23		16,800		19,694
				34,113
Semiconductors & Semiconductor Equipment - 1.5%
Agere Systems, Inc. 6.5% 12/15/09		25,100		24,897
Software - 1.4%
Red Hat, Inc.:
0.5% 1/15/24 (e)		11,368		9,421
0.5% 1/15/24		17,984		14,903
				24,324
TOTAL INFORMATION TECHNOLOGY				352,428
MATERIALS - 1.2%
Metals & Mining - 1.2%
Agnico-Eagle Mines Ltd. 4.5% 2/15/12		13,889		13,438
Alamos Gold, Inc. 5.5% 2/15/10 (e)	CAD	10,250		7,840
				21,278
TELECOMMUNICATION SERVICES - 8.9%
Wireless Telecommunication Services - 8.9%
American Tower Corp.:
3.25% 8/1/10 (e)		15,400		24,137
3.25% 8/1/10		7,255		11,371
Crown Castle International Corp. 4% 7/15/10		16,860		29,863
Nextel Partners, Inc. 1.5% 11/15/08		30,900		57,947
NII Holdings, Inc.:
2.875% 2/1/34 (e)		10,000		12,714
2.875% 2/1/34		11,500		14,622
				150,654
Convertible Bonds - continued
		Principal Amount (000s) (c)		Value (Note 1) (000s)
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 3.375% 7/15/23		$ 1,500		$ 2,032
TOTAL CONVERTIBLE BONDS (Cost $1,317,052)			1,351,372
Common Stocks - 11.0%
	Shares
CONSUMER DISCRETIONARY - 3.2%
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	545,800		20,746
Media - 2.0%
cyber communications, Inc. (a)	500		1,013
cyber communications, Inc. New (a)	500		1,004
EchoStar Communications Corp. Class A	1,099,069		32,126
			34,143
TOTAL CONSUMER DISCRETIONARY			54,889
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Lindt & Spruengli AG	200		3,195
ENERGY - 1.8%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc. (a)	320,900		14,441
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp.	373,900		15,389
TOTAL ENERGY			29,830
FINANCIALS - 2.8%
Capital Markets - 0.6%
Lazard Ltd.:
unit	400,000		9,149
Class A	20,800		450
			9,599
Real Estate - 1.3%
General Growth Properties, Inc.	551,400		21,466
Common Stocks - continued
	Shares		Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.9%
Golden West Financial Corp., Delaware	260,400		$ 16,306
TOTAL FINANCIALS			47,371
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,621		7
Internet Software & Services - 2.0%
Google, Inc. Class A (sub. vtg.)	125,000		34,800
TOTAL INFORMATION TECHNOLOGY			34,807
MATERIALS - 1.0%
Chemicals - 1.0%
Monsanto Co.	284,400		16,211
TOTAL COMMON STOCKS (Cost $158,385)		186,303
Convertible Preferred Stocks - 6.7%

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
El Paso Corp. 4.99% (e)	10,700		10,543
Valero Energy Corp. 2.00%	553,800		37,775
			48,318
FINANCIALS - 3.7%
Diversified Financial Services - 1.4%
SMFG Finance Cayman Ltd. 2.25% (e)	378		23,492
Insurance - 1.7%
Fortis Insurance NV 7.75% (e)	26,700		28,449
Convertible Preferred Stocks - continued
	Shares		Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Doral Financial Corp.:
4.75% (e)	21,400		$ 2,589
4.75%	66,300		8,022
			10,611
TOTAL FINANCIALS			62,552
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. Series B, 7.00%	25,900		3,229
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $99,408)		114,099
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 3.05% (b) (Cost $16,412)	16,411,507		16,412
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,591,257)			1,668,186
NET OTHER ASSETS - 1.6%			27,236
NET ASSETS - 100%		$ 1,695,422
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $488,829,000 or 28.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	9.3%
BBB	10.1%
BB	15.6%
B	13.7%
CCC, CC, C	6.1%
Not Rated	24.9%
Equities	17.7%
Short-Term Investments and Net Other Assets	2.6%
100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
Luxembourg	4.0%
Canada	2.1%
Bahamas (Nassau)	1.9%
Netherlands	1.7%
Japan	1.5%
Others (individually less than 1%)	1.9%
100.0%
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $188,855,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,591,257) - See accompanying schedule		$ 1,668,186
Receivable for investments sold		28,840
Receivable for fund shares sold		1,424
Dividends receivable		200
Interest receivable		9,555
Prepaid expenses		4
Other receivables		80
Total assets		1,708,289

Liabilities
Payable for custodian bank	$ 3,301
Payable for investments purchased	5,157
Payable for fund shares redeemed	3,422
Accrued management fee	556
Other affiliated payables	319
Other payables and accrued expenses	112
Total liabilities		12,867

Net Assets		$ 1,695,422
Net Assets consist of:
Paid in capital		$ 1,738,400
Undistributed net investment income		9,342
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(129,243)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,923
Net Assets, for 82,552 shares outstanding		$ 1,695,422
Net Asset Value, offering price and redemption price per share ($1,695,422 ÷ 82,552 shares)		$ 20.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 5,900
Interest		16,644
Security lending		29
Total income		22,573

Expenses
Management fee Basic fee	$ 4,218
Performance adjustment	(768)
Transfer agent fees	1,707
Accounting and security lending fees	265
Independent trustees' compensation	5
Custodian fees and expenses	21
Registration fees	37
Audit	41
Legal	3
Interest	27
Miscellaneous	81
Total expenses before reductions	5,637
Expense reductions	(84)	5,553
Net investment income (loss)		17,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	64,152
Foreign currency transactions	133
Total net realized gain (loss)		64,285
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,695)
Assets and liabilities in foreign currencies	(51)
Total change in net unrealized appreciation (depreciation)		(111,746)
Net gain (loss)		(47,461)
Net increase (decrease) in net assets resulting from operations		$ (30,441)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,020	$ 40,719
Net realized gain (loss)	64,285	146,674
Change in net unrealized appreciation (depreciation)	(111,746)	(12,134)
Net increase (decrease) in net assets resulting from operations	(30,441)	175,259
Distributions to shareholders from net investment income	(12,883)	(58,755)
Distributions to shareholders from net realized gain	(1,739)	-
Total distributions	(14,622)	(58,755)
Share transactions Proceeds from sales of shares	112,851	303,240
Reinvestment of distributions	13,173	52,664
Cost of shares redeemed	(220,813)	(404,556)
Net increase (decrease) in net assets resulting from share transactions	(94,789)	(48,652)
Total increase (decrease) in net assets	(139,852)	67,852

Net Assets
Beginning of period	1,835,274	1,767,422
End of period (including undistributed net investment income of $9,342 and undistributed net investment income of $5,205, respectively)	$ 1,695,422	$ 1,835,274
Other Information Shares
Sold	5,384	14,940
Issued in reinvestment of distributions	625	2,608
Redeemed	(10,605)	(20,051)
Net increase (decrease)	(4,596)	(2,503)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 21.06	$ 19.71	$ 16.88	$ 19.50	$ 24.04	$ 22.43
Income from Investment Operations
Net investment income (loss) D	.20	.46	.79	.79 F, G	.69	.77
Net realized and unrealized gain (loss)	(.55)	1.55	2.87	(2.46) F, G	(.17)	3.18
Total from investment operations	(.35)	2.01	3.66	(1.67)	.52	3.95
Distributions from net investment income	(.15)	(.66)	(.83)	(.95)	(.72)	(.64)
Distributions from net realized gain	(.02)	-	-	-	(4.34)	(1.70)
Total distributions	(.17)	(.66)	(.83)	(.95)	(5.06)	(2.34)
Net asset value, end of period	$ 20.54	$ 21.06	$ 19.71	$ 16.88	$ 19.50	$ 24.04
Total Return B, C	(1.68)%	10.39%	22.48%	(8.97)%	1.56%	18.07%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.67%	.84%	.88%	.81%	.78%
Expenses net of voluntary waivers, if any	.63% A	.67%	.84%	.88%	.81%	.78%
Expenses net of all reductions	.62% A	.66%	.82%	.85%	.76%	.77%
Net investment income (loss)	1.91% A	2.26%	4.46%	4.40% F, G	3.40%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 1,695	$ 1,835	$ 1,767	$ 1,423	$ 1,734	$ 1,843
Portfolio turnover rate	73% A	112%	136%	138%	282%	262%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.06 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 4.76% to 4.40%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 170,253
Unrealized depreciation	(91,442)
Net unrealized appreciation (depreciation)	$ 78,811
Cost for federal income tax purposes	$ 1,589,375

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $636,124 and $752,769, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.15% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $172 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no Interfund Loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 11,532	2.97%	$ -	$ 24

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $10,077. The weighted average interest rate was 3.09%. At period end, there were no bank borrowings outstanding.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $78 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $6.

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker Non-Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000
Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000
Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000
Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000
William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000
Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000
Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000
William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CVS-USAN-0705
1.786810.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Equity-Income II

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,010.80	$ 3.41
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.54	$ 3.43

* Expenses are equal to the Fund's annualized expense ratio of .68%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.1	5.1
General Electric Co.	4.3	4.5
Citigroup, Inc.	3.9	2.0
Wal-Mart Stores, Inc.	3.1	2.0
News Corp. Class B	2.9	2.9
Bank of America Corp.	2.8	3.8
JPMorgan Chase & Co.	2.5	1.2
General Growth Properties, Inc.	2.5	1.8
Microsoft Corp.	2.2	2.4
Altria Group, Inc.	2.2	2.2
	31.5
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.9	28.5
Information Technology	14.2	10.2
Consumer Discretionary	10.8	8.5
Consumer Staples	10.4	6.3
Industrials	10.0	13.8
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.1%		Stocks 98.3%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	2.1%	** Foreign investments	1.3%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.2%
Harley-Davidson, Inc.	171,700	$ 8,418
Monaco Coach Corp.	643,800	10,565
Thor Industries, Inc.	128,800	3,910
Winnebago Industries, Inc.	171,700	5,613
		28,506
Hotels, Restaurants & Leisure - 0.1%
International Game Technology	644,100	18,151
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	257,700	6,012
Media - 8.2%
Comcast Corp. Class A (special) (a)	3,200,600	101,267
Gannett Co., Inc.	1,566,200	116,619
Knight-Ridder, Inc.	128,700	8,118
News Corp. Class B (d)	21,035,500	351,503
Omnicom Group, Inc.	800,980	65,592
The New York Times Co. Class A	3,766,910	118,168
Time Warner, Inc. (a)	6,269,500	109,089
Tribune Co.	257,500	9,316
Univision Communications, Inc. Class A (a)	729,900	19,423
Walt Disney Co.	1,885,200	51,730
XM Satellite Radio Holdings, Inc. Class A (a)(d)	1,695,791	54,452
		1,005,277
Multiline Retail - 2.1%
Dollar General Corp.	2,490,600	48,841
Federated Department Stores, Inc.	1,417,100	95,583
JCPenney Co., Inc.	2,145,500	106,760
		251,184
Specialty Retail - 0.1%
Home Depot, Inc.	386,250	15,199
TOTAL CONSUMER DISCRETIONARY		1,324,329
CONSUMER STAPLES - 10.4%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	1,116,300	52,299
Diageo PLC sponsored ADR	85,900	4,993
The Coca-Cola Co.	5,625,000	251,044
		308,336
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.7%
CVS Corp.	1,459,500	$ 80,054
Wal-Mart Stores, Inc.	7,941,000	375,053
		455,107
Food Products - 0.6%
Campbell Soup Co.	1,159,300	35,973
The J.M. Smucker Co.	429,600	21,398
Unilever NV (NY Shares)	171,700	11,425
		68,796
Household Products - 1.4%
Colgate-Palmolive Co.	1,030,500	51,494
Procter & Gamble Co.	2,146,692	118,390
		169,884
Tobacco - 2.2%
Altria Group, Inc.	3,905,400	262,209
TOTAL CONSUMER STAPLES		1,264,332
ENERGY - 7.8%
Energy Equipment & Services - 1.2%
Halliburton Co.	3,353,400	143,324
Oil, Gas & Consumable Fuels - 6.6%
BP PLC sponsored ADR	1,030,400	62,030
Exxon Mobil Corp.	11,092,100	623,375
Total SA sponsored ADR	1,073,600	119,374
		804,779
TOTAL ENERGY		948,103
FINANCIALS - 31.9%
Capital Markets - 4.2%
American Capital Strategies Ltd.	944,700	33,083
Janus Capital Group, Inc.	2,661,100	40,874
Lehman Brothers Holdings, Inc.	644,000	59,377
Merrill Lynch & Co., Inc.	3,543,200	192,254
Northern Trust Corp.	2,275,600	104,496
Nuveen Investments, Inc. Class A	1,177,700	42,456
State Street Corp.	700,200	33,610
		506,150
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - 9.8%
AmSouth Bancorp.	558,200	$ 14,882
Bank of America Corp.	7,403,300	342,921
Bank of Hawaii Corp.	171,800	8,372
BB&T Corp.	171,700	6,858
Cathay General Bancorp	818,146	27,817
East West Bancorp, Inc.	2,557,995	86,051
M&T Bank Corp.	85,900	8,774
Marshall & Ilsley Corp.	171,800	7,475
North Fork Bancorp, Inc., New York	1,803,400	49,161
SunTrust Banks, Inc.	1,646,200	121,177
Synovus Financial Corp.	171,800	4,994
U.S. Bancorp, Delaware	1,631,500	47,852
UCBH Holdings, Inc.	1,480,644	25,319
UnionBanCal Corp.	128,800	8,085
Wachovia Corp.	3,739,757	189,793
Wells Fargo & Co.	4,070,200	245,881
		1,195,412
Consumer Finance - 2.9%
American Express Co.	2,622,900	141,243
SLM Corp.	4,385,800	211,703
		352,946
Diversified Financial Services - 6.4%
Citigroup, Inc.	10,228,477	481,864
JPMorgan Chase & Co.	8,505,212	304,061
		785,925
Insurance - 3.1%
American International Group, Inc.	4,329,980	240,530
Genworth Financial, Inc. Class A (non-vtg.)	1,357,900	39,366
Hartford Financial Services Group, Inc.	1,246,400	93,218
Prudential Financial, Inc.	128,800	8,154
		381,268
Real Estate - 4.7%
CenterPoint Properties Trust (SBI)	809,300	33,829
Education Realty Trust, Inc.	412,100	7,076
Equity Lifestyle Properties, Inc.	292,371	11,081
Equity Office Properties Trust	4,981,200	161,839
General Growth Properties, Inc.	7,780,226	302,884
Macquarie Goodman Group unit	1,777,959	5,371
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
ProLogis	1,027,100	$ 41,947
Washington Real Estate Investment Trust (SBI)	257,600	8,011
		572,038
Thrifts & Mortgage Finance - 0.8%
Golden West Financial Corp., Delaware	1,545,300	96,767
TOTAL FINANCIALS		3,890,506
HEALTH CARE - 5.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	687,000	42,992
Biogen Idec, Inc. (a)	525,100	20,531
		63,523
Health Care Equipment & Supplies - 0.3%
Hospira, Inc. (a)	539,100	20,529
Varian, Inc. (a)	405,300	15,077
		35,606
Health Care Providers & Services - 0.5%
Health Net, Inc. (a)	477,900	16,359
UnitedHealth Group, Inc.	873,800	42,449
		58,808
Pharmaceuticals - 4.4%
Abbott Laboratories	1,116,000	53,836
Eli Lilly & Co.	214,600	12,511
Johnson & Johnson	472,500	31,705
Merck & Co., Inc.	1,844,800	59,845
Pfizer, Inc.	8,753,490	244,222
Roche Holding AG sponsored ADR	987,500	62,410
Wyeth	1,818,400	78,864
		543,393
TOTAL HEALTH CARE		701,330
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	1,513,200	24,726
Lockheed Martin Corp.	474,880	30,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	515,200	$ 28,707
Precision Castparts Corp.	558,100	43,381
		127,629
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	772,900	56,924
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	171,700	9,006
Waste Management, Inc.	901,400	26,582
		35,588
Electrical Equipment - 0.1%
American Power Conversion Corp.	644,100	16,399
Industrial Conglomerates - 4.7%
3M Co.	644,000	49,363
General Electric Co.	14,525,100	529,876
		579,239
Machinery - 1.2%
Danaher Corp.	772,600	42,593
Dover Corp.	2,884,200	109,225
		151,818
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	915,700	45,254
Laidlaw International, Inc. (a)	1,684,473	37,463
Norfolk Southern Corp.	5,464,444	174,425
		257,142
TOTAL INDUSTRIALS		1,224,739
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	4,765,800	92,361
Corning, Inc. (a)	1,030,500	16,158
Motorola, Inc.	2,103,100	36,531
		145,050
Computers & Peripherals - 1.2%
Apple Computer, Inc. (a)	730,000	28,988
International Business Machines Corp.	1,631,600	123,267
		152,255
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	990,800	$ 27,693
Avnet, Inc. (a)	1,594,600	33,359
		61,052
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	601,100	22,361
Semiconductors & Semiconductor Equipment - 8.9%
Analog Devices, Inc.	4,596,000	170,420
Applied Materials, Inc.	5,324,700	87,378
Axcelis Technologies, Inc. (a)	3,794,806	25,235
FormFactor, Inc. (a)	198,700	5,170
Freescale Semiconductor, Inc. Class B (a)	3,123,800	63,101
Intel Corp.	7,557,500	203,523
KLA-Tencor Corp.	3,435,200	155,992
Lam Research Corp. (a)	2,792,800	85,683
MKS Instruments, Inc. (a)	2,568,200	42,889
National Semiconductor Corp.	6,822,300	137,265
Novellus Systems, Inc. (a)	1,932,000	51,488
Varian Semiconductor Equipment Associates, Inc. (a)	1,332,220	54,061
		1,082,205
Software - 2.2%
Microsoft Corp.	10,688,400	275,761
TOTAL INFORMATION TECHNOLOGY		1,738,684
MATERIALS - 3.4%
Chemicals - 3.4%
Eastman Chemical Co.	3,637,800	213,830
FMC Corp. (a)	1,691,600	93,799
H.B. Fuller Co.	515,300	16,696
Lubrizol Corp.	1,604,700	63,177
Praxair, Inc.	557,200	26,116
		413,618
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
ALLTEL Corp.	687,000	39,963
BellSouth Corp.	3,950,500	105,715
SBC Communications, Inc.	1,504,500	35,175
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	2,030,000	$ 48,091
Verizon Communications, Inc.	3,448,000	121,990
		350,934
UTILITIES - 2.0%
Electric Utilities - 1.7%
Edison International	1,545,700	56,804
Entergy Corp.	379,500	27,259
Exelon Corp.	1,039,500	48,701
Southern Co.	598,700	20,326
TECO Energy, Inc.	2,876,800	50,862
		203,952
Multi-Utilities - 0.3%
Dominion Resources, Inc.	515,200	36,224
TOTAL UTILITIES		240,176
TOTAL COMMON STOCKS (Cost $10,982,593)		12,096,751
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV 4.25% 12/6/11 (e)	$ 5,740	5,338
TOTAL CONVERTIBLE BONDS (Cost $5,775)		5,338
Money Market Funds - 0.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	25,964,181	$ 25,964
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	31,452,850	31,453
TOTAL MONEY MARKET FUNDS (Cost $57,417)		57,417
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $11,045,785)		12,159,506
NET OTHER ASSETS - 0.4%		46,771
NET ASSETS - 100%		$ 12,206,277
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,338,000 or 0.0% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eastman Chemical Co.	$ 214,524	$ 58,555	$ 67,336	$ 3,510	$ -
Totals	$ 214,524	$ 58,555	$ 67,336	$ 3,510	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,486) (cost $11,045,785) - See accompanying schedule		$ 12,159,506
Receivable for investments sold		119,552
Receivable for fund shares sold		6,013
Dividends receivable		24,091
Interest receivable		373
Prepaid expenses		30
Other affiliated receivables		90
Other receivables		3,312
Total assets		12,312,967

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	53,203
Payable for fund shares redeemed	14,382
Distributions payable	1
Accrued management fee	4,771
Other affiliated payables	2,361
Other payables and accrued expenses	517
Collateral on securities loaned, at value	31,453
Total liabilities		106,690

Net Assets		$ 12,206,277
Net Assets consist of:
Paid in capital		$ 10,486,704
Undistributed net investment income		36,079
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		569,773
Net unrealized appreciation (depreciation) on investments		1,113,721
Net Assets, for 524,125 shares outstanding		$ 12,206,277
Net Asset Value, offering price and redemption price per share ($12,206,277 ÷ 524,125 shares)		$ 23.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $3,510 received from affiliated issuers)		$ 127,912
Interest		2,560
Security lending		644
Total income		131,116

Expenses
Management fee	$ 29,327
Transfer agent fees	11,703
Accounting and security lending fees	695
Independent trustees' compensation	30
Appreciation in deferred trustee compensation account	16
Custodian fees and expenses	96
Registration fees	41
Audit	70
Legal	23
Miscellaneous	520
Total expenses before reductions	42,521
Expense reductions	(3,528)	38,993
Net investment income (loss)		92,123
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $9,714 from affiliated issuers)	591,514
Foreign currency transactions	(3)
Total net realized gain (loss)		591,511
Change in net unrealized appreciation (depreciation) on investment securities		(549,108)
Net gain (loss)		42,403
Net increase (decrease) in net assets resulting from operations		$ 134,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,123	$ 189,984
Net realized gain (loss)	591,511	423,629
Change in net unrealized appreciation (depreciation)	(549,108)	889,857
Net increase (decrease) in net assets resulting from operations	134,526	1,503,470
Distributions to shareholders from net investment income	(126,521)	(156,155)
Distributions to shareholders from net realized gain	(333,351)	(91,776)
Total distributions	(459,872)	(247,931)
Share transactions Proceeds from sales of shares	547,916	1,505,888
Reinvestment of distributions	439,628	236,038
Cost of shares redeemed	(1,087,570)	(1,890,399)
Net increase (decrease) in net assets resulting from share transactions	(100,026)	(148,473)
Total increase (decrease) in net assets	(425,372)	1,107,066

Net Assets
Beginning of period	12,631,649	11,524,583
End of period (including undistributed net investment income of $36,079 and undistributed net investment income of $70,477, respectively)	$ 12,206,277	$ 12,631,649
Other Information Shares
Sold	23,398	66,415
Issued in reinvestment of distributions	18,692	10,382
Redeemed	(46,441)	(83,726)
Net increase (decrease)	(4,351)	(6,929)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 21.52	$ 18.72	$ 21.21	$ 27.49	$ 30.34
Income from Investment Operations
Net investment income (loss)D	.17	.35E	.25	.24G	.34	.40
Net realized and unrealized gain (loss)	.09	2.49	2.78	(1.65)G	(1.15)	.50
Total from investment operations	.26	2.84	3.03	(1.41)	(.81)	.90
Distributions from net investment income	(.24)	(.29)	(.23)	(.23)	(.39)	(.40)
Distributions from net realized gain	(.63)	(.17)	-	(.85)	(5.08)	(3.35)
Total distributions	(.87)	(.46)	(.23)	(1.08)	(5.47)	(3.75)
Net asset value, end of period	$ 23.29	$ 23.90	$ 21.52	$ 18.72	$ 21.21	$ 27.49
Total ReturnB,C	1.08%	13.32%	16.40%	(7.08)%	(4.33)%	3.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	.68% A	.68%	.70%	.70%	.67%	.67%
Expenses net of voluntary waivers, if any	.68% A	.68%	.70%	.70%	.67%	.67%
Expenses net of all reductions	.63% A	.64%	.64%	.63%	.62%	.63%
Net investment income (loss)	1.48% A	1.56%	1.31%	1.26% G	1.49%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$ 12,206	$ 12,632	$ 11,525	$ 10,156	$ 12,029	$ 13,401
Portfolio turnover rate	139% A	123%	131%	135%	136%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,303,082
Unrealized depreciation	(217,825)
Net unrealized appreciation (depreciation)	$ 1,085,257
Cost for federal income tax purposes	$ 11,074,249

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $8,519,048 and $8,922,508, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,374 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $202 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,434 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $93, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker Non-Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000
Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000
Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000
Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000
William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000
Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000
Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000
William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EII-USAN-0705
1.786811.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,012.70	$ 3.76
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.19	$ 3.78

* Expenses are equal to the Fund's annualized expense ratio of .75%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.2	4.0
Carnival Corp. unit	3.8	2.8
Seagate Technology	3.4	2.7
Google, Inc. Class A (sub. vtg.)	3.4	0.2
Infosys Technologies Ltd.	2.6	2.1
General Electric Co.	2.5	1.3
American Express Co.	2.2	1.8
UnitedHealth Group, Inc.	2.2	1.3
QUALCOMM, Inc.	2.0	0.7
Joy Global, Inc.	1.7	1.2
	29.0
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.8	25.0
Industrials	20.1	18.9
Consumer Discretionary	17.5	15.2
Health Care	9.6	11.8
Materials	6.9	7.2
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 99.9%		Stocks 94.2%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	19.9%	** Foreign investments	22.1%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
Gentex Corp.	209,200	$ 3,740
Diversified Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	538,900	19,945
Regis Corp.	113,800	4,299
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	2,263,700	31,760
Universal Technical Institute, Inc. (a)	571,200	17,450
		73,454
Hotels, Restaurants & Leisure - 7.0%
Carnival Corp. unit	3,176,900	168,058
Domino's Pizza, Inc.	499,200	11,427
Kerzner International Ltd. (a)	1,058,300	65,170
McDonald's Corp.	908,300	28,103
Starwood Hotels & Resorts Worldwide, Inc. unit	625,400	35,004
		307,762
Household Durables - 0.7%
Interface, Inc. Class A (a)	1,593,172	12,188
Tempur-Pedic International, Inc. (a)	870,400	20,306
		32,494
Internet & Catalog Retail - 0.9%
eBay, Inc. (a)	1,046,200	39,766
Leisure Equipment & Products - 0.4%
Brunswick Corp.	410,000	17,646
Media - 2.9%
Clear Channel Communications, Inc.	1,149,800	33,609
Getty Images, Inc. (a)	119,500	8,943
Lamar Advertising Co. Class A (a)	731,000	30,570
McGraw-Hill Companies, Inc.	878,000	38,333
Radio One, Inc. Class D (non-vtg.) (a)	1,355,048	17,074
Spanish Broadcasting System, Inc. Class A (a)	35,600	308
		128,837
Multiline Retail - 0.5%
JCPenney Co., Inc.	479,800	23,875
Specialty Retail - 3.3%
AC Moore Arts & Crafts, Inc. (a)	127,802	3,803
bebe Stores, Inc. (d)	644,100	24,804
Chico's FAS, Inc. (a)	877,800	30,030
Cost Plus, Inc. (a)	176,200	4,098
Guitar Center, Inc. (a)	265,700	15,142
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	281,600	$ 7,935
The Children's Place Retail Stores, Inc. (a)	939,400	43,879
Urban Outfitters, Inc. (a)	260,100	13,874
		143,565
TOTAL CONSUMER DISCRETIONARY		771,139
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.4%
CVS Corp.	630,500	34,583
Walgreen Co.	617,100	27,979
		62,562
Household Products - 0.7%
Colgate-Palmolive Co.	603,600	30,162
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	614,300	24,013
Gillette Co.	165,300	8,718
		32,731
TOTAL CONSUMER STAPLES		125,455
ENERGY - 5.1%
Energy Equipment & Services - 3.1%
BJ Services Co.	911,761	45,907
Cooper Cameron Corp. (a)	223,500	13,211
Halliburton Co.	775,300	33,136
Nabors Industries Ltd. (a)	367,300	20,242
Weatherford International Ltd. (a)	476,600	25,055
		137,551
Oil, Gas & Consumable Fuels - 2.0%
Arch Coal, Inc.	451,000	21,851
Massey Energy Co.	557,300	22,532
PetroKazakhstan, Inc. Class A	334,200	9,455
Valero Energy Corp.	491,700	33,740
		87,578
TOTAL ENERGY		225,129
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 6.6%
Capital Markets - 0.6%
E*TRADE Financial Corp. (a)	1,065,000	$ 13,153
Franklin Resources, Inc.	63,700	4,595
Janus Capital Group, Inc.	610,700	9,380
		27,128
Commercial Banks - 2.2%
East West Bancorp, Inc.	246,700	8,299
PrivateBancorp, Inc.	250,074	8,450
UCBH Holdings, Inc.	259,700	4,441
Wells Fargo & Co.	1,217,300	73,537
		94,727
Consumer Finance - 2.2%
American Express Co.	1,831,900	98,648
Diversified Financial Services - 0.1%
Nasdaq Stock Market, Inc. (a)	288,800	4,956
Insurance - 1.5%
AFLAC, Inc.	23,200	964
AMBAC Financial Group, Inc.	128,500	9,271
American International Group, Inc.	1,012,500	56,244
		66,479
Real Estate - 0.0%
Global Signal, Inc.	30,200	1,052
TOTAL FINANCIALS		292,990
HEALTH CARE - 9.6%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	786,000	30,733
Chiron Corp. (a)	235,900	8,856
Serologicals Corp. (a)	671,700	14,435
		54,024
Health Care Equipment & Supplies - 3.9%
Advanced Medical Optics, Inc. (a)(d)	252,900	9,764
Alcon, Inc.	71,600	7,323
Animas Corp. (d)(e)	1,142,000	20,453
Becton, Dickinson & Co.	278,300	15,988
Cooper Companies, Inc.	553,782	36,577
DENTSPLY International, Inc.	266,400	15,198
Kinetic Concepts, Inc. (a)	343,200	22,051
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	185,600	$ 9,976
Respironics, Inc. (a)	66,100	4,418
St. Jude Medical, Inc. (a)	626,700	25,143
Ventana Medical Systems, Inc. (a)	107,300	4,533
		171,424
Health Care Providers & Services - 3.5%
Henry Schein, Inc. (a)	1,443,200	58,147
UnitedHealth Group, Inc.	1,976,800	96,033
		154,180
Pharmaceuticals - 1.0%
Novo Nordisk AS Series B sponsored ADR	821,400	42,376
TOTAL HEALTH CARE		422,004
INDUSTRIALS - 20.1%
Aerospace & Defense - 4.0%
Hexcel Corp. (a)	1,981,900	32,384
Honeywell International, Inc.	663,900	24,053
Precision Castparts Corp.	520,600	40,466
Rockwell Collins, Inc.	501,000	24,744
The Boeing Co.	466,200	29,790
United Technologies Corp.	255,000	27,209
		178,646
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	77,500	4,431
UTI Worldwide, Inc.	94,200	6,947
		11,378
Airlines - 1.7%
Delta Air Lines, Inc. (a)	175,808	677
Ryanair Holdings PLC sponsored ADR (a)(d)	1,422,100	64,976
Southwest Airlines Co.	593,200	8,631
		74,284
Building Products - 0.0%
Trex Co., Inc. (a)	59,600	2,298
Commercial Services & Supplies - 4.4%
CRA International, Inc. (a)	59,000	3,362
Dun & Bradstreet Corp. (a)	334,700	20,564
Heidrick & Struggles International, Inc. (a)	237,700	5,969
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	1,423,500	$ 41,438
HNI Corp.	323,500	16,689
Korn/Ferry International (a)	1,727,500	27,398
Monster Worldwide, Inc. (a)	705,681	18,616
Navigant Consulting, Inc. (a)	523,500	12,009
R.R. Donnelley & Sons Co.	653,000	21,712
Robert Half International, Inc.	823,700	20,543
Steelcase, Inc. Class A	430,225	5,550
		193,850
Construction & Engineering - 1.5%
Fluor Corp.	604,500	34,729
Jacobs Engineering Group, Inc. (a)	574,100	30,186
		64,915
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	64,500	4,447
Industrial Conglomerates - 4.0%
3M Co.	252,100	19,323
General Electric Co.	3,003,700	109,575
Tyco International Ltd.	648,100	18,750
Walter Industries, Inc.	657,900	27,895
		175,543
Machinery - 3.0%
Bucyrus International, Inc. Class A	540,300	19,278
Caterpillar, Inc.	142,300	13,392
Danaher Corp.	439,400	24,224
Joy Global, Inc.	1,998,400	75,020
		131,914
Trading Companies & Distributors - 1.2%
Fastenal Co.	392,900	22,835
MSC Industrial Direct Co., Inc. Class A	932,800	29,038
		51,873
TOTAL INDUSTRIALS		889,148
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 2.7%
Comverse Technology, Inc. (a)	1,119,620	26,345
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	250,500	$ 4,223
QUALCOMM, Inc.	2,393,100	89,167
		119,735
Computers & Peripherals - 5.0%
Dell, Inc. (a)	1,157,100	46,157
Seagate Technology	7,109,200	150,857
UNOVA, Inc. (a)(d)	1,180,583	24,296
		221,310
Electronic Equipment & Instruments - 0.8%
CDW Corp.	296,400	17,245
Itron, Inc. (a)	139,400	5,731
ScanSource, Inc. (a)	259,700	12,749
		35,725
Internet Software & Services - 5.6%
Digital River, Inc. (a)	804,800	22,148
Google, Inc. Class A (sub. vtg.)	535,200	149,000
Websense, Inc. (a)	312,400	16,779
Yahoo!, Inc. (a)	1,526,400	56,782
		244,709
IT Services - 3.7%
Automatic Data Processing, Inc.	355,000	15,549
Infosys Technologies Ltd.	2,250,384	115,757
Paychex, Inc.	149,100	4,306
Satyam Computer Services Ltd.	2,570,800	26,666
		162,278
Semiconductors & Semiconductor Equipment - 2.6%
Cymer, Inc. (a)	846,800	24,058
Intel Corp.	2,003,900	53,965
Maxim Integrated Products, Inc.	581,700	22,919
Microchip Technology, Inc.	336,300	9,968
National Semiconductor Corp.	216,400	4,354
		115,264
Software - 7.4%
Kronos, Inc. (a)	753,900	34,046
Microsoft Corp.	8,902,500	229,687
NAVTEQ Corp.	1,215,600	46,375
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc.	274,100	$ 5,548
The9 Computer Technology Consulting Co. Ltd. sponsored ADR	619,300	12,485
		328,141
TOTAL INFORMATION TECHNOLOGY		1,227,162
MATERIALS - 6.9%
Chemicals - 2.5%
Crompton Corp.	890,700	13,672
Monsanto Co.	435,200	24,806
Potash Corp. of Saskatchewan	299,300	26,885
Praxair, Inc.	548,200	25,694
Spartech Corp.	894,407	18,094
		109,151
Construction Materials - 1.7%
Florida Rock Industries, Inc.	346,300	22,665
Lafarge North America, Inc.	381,700	23,043
Vulcan Materials Co.	471,900	28,281
		73,989
Metals & Mining - 2.7%
BHP Billiton Ltd. sponsored ADR	2,265,700	56,869
Carpenter Technology Corp.	373,500	20,169
Companhia Vale do Rio Doce sponsored ADR	1,351,300	39,228
Compass Minerals International, Inc.	237,900	5,360
		121,626
TOTAL MATERIALS		304,766
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.2%
Sprint Corp.	2,253,000	53,374
Wireless Telecommunication Services - 2.3%
America Movil SA de CV Series L sponsored ADR	451,800	25,608
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	1,422,569	$ 25,293
Vodafone Group PLC sponsored ADR	1,969,400	49,589
		100,490
TOTAL TELECOMMUNICATION SERVICES		153,864
TOTAL COMMON STOCKS (Cost $3,960,615)		4,411,657
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	41,400	0
Procket Networks, Inc. Series C (a)(f)	1,721,344	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,621)		0
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 3.05% (b)	40,055,838	40,056
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	61,447,675	61,448
TOTAL MONEY MARKET FUNDS (Cost $101,504)		101,504
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $4,079,740)		4,513,161
NET OTHER ASSETS - (2.2)%		(98,478)
NET ASSETS - 100%		$ 4,414,683
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.1%
Panama	3.8%
Cayman Islands	3.7%
India	3.2%
Bahamas (Nassau)	1.5%
Ireland	1.5%
Australia	1.3%
United Kingdom	1.1%
Denmark	1.0%
Others (individually less than 1%)	2.8%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Animas Corp.	$ -	$ 22,095	$ -	$ -	$ 20,453
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $1,561,640,000 of which $1,016,352,000 and $545,288,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,752) (cost $4,079,740) - See accompanying schedule		$ 4,513,161
Foreign currency held at value (cost $18)		19
Receivable for investments sold		49,793
Receivable for fund shares sold		1,421
Dividends receivable		4,646
Interest receivable		304
Prepaid expenses		11
Other affiliated receivables		31
Other receivables		1,006
Total assets		4,570,392

Liabilities
Payable for investments purchased	$ 86,206
Payable for fund shares redeemed	4,279
Accrued management fee	1,359
Other affiliated payables	858
Other payables and accrued expenses	1,559
Collateral on securities loaned, at value	61,448
Total liabilities		155,709

Net Assets		$ 4,414,683
Net Assets consist of:
Paid in capital		$ 5,480,128
Undistributed net investment income		575
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,498,278)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		432,258
Net Assets, for 252,308 shares outstanding		$ 4,414,683
Net Asset Value, offering price and redemption price per share ($4,414,683 ÷ 252,308 shares)		$ 17.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 14,923
Interest		3,153
Security lending		260
Total income		18,336

Expenses
Management fee Basic fee	$ 12,802
Performance adjustment	(1,153)
Transfer agent fees	4,049
Accounting and security lending fees	518
Independent trustees' compensation	11
Appreciation in deferred trustee compensation account	7
Custodian fees and expenses	210
Registration fees	26
Audit	47
Legal	9
Miscellaneous	173
Total expenses before reductions	16,699
Expense reductions	(1,168)	15,531
Net investment income (loss)		2,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	65,442
Foreign currency transactions	476
Total net realized gain (loss)		65,918
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,531)	(12,874)
Assets and liabilities in foreign currencies	(468)
Total change in net unrealized appreciation (depreciation)		(13,342)
Net gain (loss)		52,576
Net increase (decrease) in net assets resulting from operations		$ 55,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,805	$ 29,979
Net realized gain (loss)	65,918	441,603
Change in net unrealized appreciation (depreciation)	(13,342)	96,185
Net increase (decrease) in net assets resulting from operations	55,381	567,767
Distributions to shareholders from net investment income	(28,963)	(29,382)
Share transactions Proceeds from sales of shares	130,576	263,419
Reinvestment of distributions	28,765	29,180
Cost of shares redeemed	(355,109)	(838,093)
Net increase (decrease) in net assets resulting from share transactions	(195,768)	(545,494)
Total increase (decrease) in net assets	(169,350)	(7,109)

Net Assets
Beginning of period	4,584,033	4,591,142
End of period (including undistributed net investment income of $575 and undistributed net investment income of $26,733, respectively)	$ 4,414,683	$ 4,584,033
Other Information Shares
Sold	7,536	16,581
Issued in reinvestment of distributions	1,645	1,867
Redeemed	(20,496)	(51,974)
Net increase (decrease)	(11,315)	(33,526)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 15.45	$ 13.83	$ 15.84	$ 24.46	$ 23.82
Income from Investment Operations
Net investment income (loss) D	.01	.11 E, G	.14	.21	.17	.05
Net realized and unrealized gain (loss)	.21	1.93	1.69	(2.02)	(4.60)	3.83
Total from investment operations	.22	2.04	1.83	(1.81)	(4.43)	3.88
Distributions from net investment income	(.11)	(.10)	(.21)	(.20)	(.08)	(.05)
Distributions from net realized gain	-	-	-	-	(4.11)	(3.19)
Total distributions	(.11)	(.10)	(.21)	(.20)	(4.19)	(3.24)
Net asset value, end of period	$ 17.50	$ 17.39	$ 15.45	$ 13.83	$ 15.84	$ 24.46
Total Return B, C	1.27%	13.28%	13.47%	(11.57)%	(22.86)%	17.02%
Ratios to Average Net Assets F
Expenses before expense reductions	.75% A	.76%	.62%	1.07%	.97%	.88%
Expenses net of voluntary waivers, if any	.75% A	.76%	.62%	1.07%	.97%	.88%
Expenses net of all reductions	.69% A	.71%	.55%	.97%	.92%	.85%
Net investment income (loss)	.13% A	.66% G	1.00%	1.41%	.95%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 4,415	$ 4,584	$ 4,591	$ 4,443	$ 5,483	$ 7,921
Portfolio turnover rate	119% A	119%	166%	191%	187%	249%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.07 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 571,551
Unrealized depreciation	(143,009)
Net unrealized appreciation (depreciation)	$ 428,542
Cost for federal income tax purposes	$ 4,084,619

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,586,350 and $2,541,421, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,110 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,142 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $25, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker Non-Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000
Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000
Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000
Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000
Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000
William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000
Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000
Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000
Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FRE-USAN-0705
1.786813.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2005

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,028.90	$ 5.97
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,027.10	$ 7.13
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.09
Class B
Actual	$ 1,000.00	$ 1,024.50	$ 9.89
Hypothetical A	$ 1,000.00	$ 1,015.16	$ 9.85
Class C
Actual	$ 1,000.00	$ 1,024.50	$ 9.69
Hypothetical A	$ 1,000.00	$ 1,015.36	$ 9.65
Strategic Dividend & Income
Actual	$ 1,000.00	$ 1,030.30	$ 4.30
Hypothetical A	$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 1,030.30	$ 4.35
Hypothetical A	$ 1,000.00	$ 1,020.64	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.41%
Class B	1.96%
Class C	1.92%
Strategic Dividend & Income	.85%
Institutional Class	.86%

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.6	3.3
Exxon Mobil Corp.	2.0	2.1
American International Group, Inc.	1.7	1.5
Honeywell International, Inc.	1.6	1.3
Bank of America Corp.	1.4	1.8
El Paso Corp. 4.99%	1.2	0.0
Altria Group, Inc.	1.1	0.9
Baxter International, Inc.	1.0	0.8
Simon Property Group, Inc.	0.9	0.5
Wachovia Corp.	0.8	1.0
	15.3
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.5	28.5
Industrials	11.0	12.0
Information Technology	10.3	7.7
Health Care	10.0	10.4
Energy	9.9	9.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Common Stocks 69.4%		Common Stocks 66.3%
	Preferred Stocks 15.2%		Preferred Stocks 14.4%
	Convertible Bonds 14.8%		Convertible Bonds 13.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	5.3%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 14.8%
		Principal Amount		Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. 1.132% 4/29/33 (d)		$ 6,820,000		$ 5,393,256
Kerzner International Ltd. 2.375% 4/15/24		4,660,000		5,557,516
				10,950,772
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 4.75% 2/1/09		5,660,000		5,377,000
Media - 0.5%
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		580,000		511,537
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)		4,100,000		3,620,070
				4,131,607
TOTAL CONSUMER DISCRETIONARY				20,459,379
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Halliburton Co. 3.125% 7/15/23		4,260,000		5,450,031
FINANCIALS - 1.3%
Consumer Finance - 1.3%
American Express Co.:
1.85% 12/1/33 (d)(f)		1,800,000		1,847,250
1.85% 12/1/33 (d)		3,850,000		3,951,063
SLM Corp. 3.1106% 7/25/35 (g)		4,670,000		4,710,863
				10,509,176
HEALTH CARE - 4.7%
Biotechnology - 1.7%
Affymetrix, Inc. 0.75% 12/15/33		900,000		1,575,563
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08		4,780,000		4,409,550
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		3,960,000		3,425,400
Protein Design Labs, Inc. 2% 2/15/12 (f)		1,540,000		1,562,946
Serologicals Corp.:
4.75% 8/15/33 (f)		770,000		1,233,006
4.75% 8/15/33		1,500,000		2,401,959
				14,608,424
Health Care Equipment & Supplies - 2.6%
Bausch & Lomb, Inc. 3.46% 8/1/23 (g)		3,640,000		5,392,114
Cooper Companies, Inc. 2.625% 7/1/23		1,790,000		2,794,727
Cytyc Corp. 2.25% 3/15/24		2,900,000		2,925,520
Convertible Bonds - continued
		Principal Amount		Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)		$ 995,000		$ 1,408,661
2.5% 10/1/23		2,400,000		3,397,776
Medtronic, Inc. 1.25% 9/15/21		5,480,000		5,492,297
				21,411,095
Pharmaceuticals - 0.4%
MGI Pharma, Inc.:
1.6821% 3/2/24 (d)(f)		2,450,000		1,733,375
1.6821% 3/2/24 (d)		2,460,000		1,740,450
				3,473,825
TOTAL HEALTH CARE				39,493,344
INDUSTRIALS - 0.5%
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23		3,010,000		4,115,272
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.0%
Comverse Technology, Inc. 0% 5/15/23		3,650,000		5,046,125
Juniper Networks, Inc. 0% 6/15/08		2,260,000		3,065,780
				8,111,905
Computers & Peripherals - 0.2%
Maxtor Corp. 6.8% 4/30/10		1,510,000		1,363,741
Electronic Equipment & Instruments - 0.6%
Vishay Intertechnology, Inc. 3.625% 8/1/23		5,560,000		5,360,591
Internet Software & Services - 0.8%
Yahoo!, Inc. 0% 4/1/08		3,800,000		6,984,875
IT Services - 0.7%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)		1,240,000		1,453,574
4.125% 8/15/23		3,470,000		4,067,662
				5,521,236
Semiconductors & Semiconductor Equipment - 0.5%
Agere Systems, Inc. 6.5% 12/15/09		4,050,000		4,017,236
Convertible Bonds - continued
		Principal Amount		Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Red Hat, Inc. 0.5% 1/15/24		$ 4,440,000		$ 3,679,428
TOTAL INFORMATION TECHNOLOGY				35,039,012
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. 4% 7/15/10		2,340,000		4,144,725
Nextel Partners, Inc. 1.5% 11/15/08		2,920,000		5,475,876
				9,620,601
TOTAL CONVERTIBLE BONDS (Cost $126,123,227)			124,686,815
Common Stocks - 69.4%
	Shares
CONSUMER DISCRETIONARY - 6.3%
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	6,000		471,000
Coinmach Service Corp. unit	156,800		2,038,400
Service Corp. International (SCI)	60,000		454,800
ServiceMaster Co.	28,000		364,000
			3,328,200
Hotels, Restaurants & Leisure - 0.9%
Centerplate, Inc. unit	318,800		3,953,120
McDonald's Corp.	80,800		2,499,952
Starwood Hotels & Resorts Worldwide, Inc. unit	15,200		850,744
			7,303,816
Household Durables - 0.9%
Centex Corp.	19,000		1,244,120
KB Home	26,800		1,810,072
LG Electronics, Inc.	4,250		308,784
Sony Corp. sponsored ADR	81,000		3,018,870
Toll Brothers, Inc. (a)	15,000		1,388,850
			7,770,696
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	109,000		4,143,090
IAC/InterActiveCorp (a)	39,500		967,750
			5,110,840
Common Stocks - continued
	Shares		Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	116,500		$ 3,061,620
Leapfrog Enterprises, Inc. Class A (a)(e)	35,000		387,800
			3,449,420
Media - 2.4%
Clear Channel Communications, Inc.	43,600		1,274,428
Grupo Televisa SA de CV sponsored ADR	15,900		954,000
Lamar Advertising Co. Class A (a)	64,100		2,680,662
Liberty Media Corp. Class A (a)	80,000		831,200
News Corp. Class A	22,400		361,312
NTL, Inc. (a)	14,000		899,920
Omnicom Group, Inc.	17,000		1,392,130
Spanish Broadcasting System, Inc. Class A (a)	14,100		121,965
Time Warner, Inc. (a)	183,900		3,199,860
Univision Communications, Inc. Class A (a)	89,500		2,381,595
Valassis Communications, Inc. (a)	8,000		277,520
Viacom, Inc. Class B (non-vtg.)	77,130		2,644,788
Walt Disney Co.	113,700		3,119,928
XM Satellite Radio Holdings, Inc. Class A (a)	10,000		321,100
			20,460,408
Multiline Retail - 0.5%
99 Cents Only Stores (a)	52,000		630,240
Federated Department Stores, Inc.	14,000		944,300
JCPenney Co., Inc.	23,300		1,159,408
Nordstrom, Inc.	25,000		1,526,000
			4,259,948
Specialty Retail - 0.2%
bebe Stores, Inc.	25,000		962,750
Home Depot, Inc.	19,600		771,260
			1,734,010
TOTAL CONSUMER DISCRETIONARY			53,417,338
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	54,800		1,199,024
PepsiCo, Inc.	13,500		759,510
The Coca-Cola Co.	57,000		2,543,910
			4,502,444
Common Stocks - continued
	Shares		Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Kroger Co. (a)	45,000		$ 754,650
Rite Aid Corp. (a)	110,000		435,600
Safeway, Inc. (a)	58,600		1,289,786
Wal-Mart Stores, Inc.	42,000		1,983,660
Walgreen Co.	20,000		906,800
			5,370,496
Food Products - 0.7%
B&G Foods, Inc. unit	156,900		2,278,188
Corn Products International, Inc.	20,000		441,800
Interstate Bakeries Corp. (a)	14,600		94,024
Nestle SA (Reg.)	4,000		1,052,632
Ralcorp Holdings, Inc.	5,000		190,700
The J.M. Smucker Co.	8,000		398,480
Tyson Foods, Inc. Class A	50,000		923,000
			5,378,824
Household Products - 0.5%
Clorox Co.	9,200		537,372
Colgate-Palmolive Co.	67,000		3,347,990
			3,885,362
Personal Products - 0.2%
Gillette Co.	33,200		1,750,968
Tobacco - 1.1%
Altria Group, Inc.	137,800		9,251,892
TOTAL CONSUMER STAPLES			30,139,986
ENERGY - 7.3%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	9,300		429,567
BJ Services Co.	41,900		2,109,665
ENSCO International, Inc.	30,000		999,000
FMC Technologies, Inc. (a)	54,000		1,703,700
GlobalSantaFe Corp.	50,800		1,861,312
Halliburton Co.	115,200		4,923,648
Hornbeck Offshore Services, Inc.	32,000		788,800
National Oilwell Varco, Inc. (a)	61,514		2,768,130
Pride International, Inc. (a)	83,300		1,878,415
Schlumberger Ltd. (NY Shares)	32,500		2,222,025
Smith International, Inc.	21,000		1,233,960
Common Stocks - continued
	Shares		Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	49,200		$ 2,450,652
Weatherford International Ltd. (a)	44,400		2,334,108
			25,702,982
Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	18,400		1,081,184
Burlington Resources, Inc.	34,300		1,738,324
Chesapeake Energy Corp.	75,973		1,555,167
ChevronTexaco Corp.	72,100		3,877,538
ConocoPhillips	16,200		1,747,008
El Paso Corp.	70,000		723,800
Encore Acquisition Co. (a)	12,000		447,600
Exxon Mobil Corp.	293,800		16,511,560
Occidental Petroleum Corp.	24,300		1,776,573
Pioneer Natural Resources Co.	8,500		341,105
Quicksilver Resources, Inc. (a)	58,300		3,043,260
Shell Transport & Trading Co. PLC sponsored ADR	9,000		472,050
Valero Energy Corp.	36,000		2,470,320
			35,785,489
TOTAL ENERGY			61,488,471
FINANCIALS - 23.0%
Capital Markets - 2.0%
Bear Stearns Companies, Inc.	9,200		911,168
Eurocastle Investment Ltd.	9,200		195,288
Lehman Brothers Holdings, Inc.	20,800		1,917,760
Merrill Lynch & Co., Inc.	107,600		5,838,376
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	237,700		5,787,995
Nuveen Investments, Inc. Class A	32,000		1,153,600
State Street Corp.	18,000		864,000
TradeStation Group, Inc. (a)	59,500		438,515
			17,106,702
Commercial Banks - 2.8%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (e)	55,000		1,758,350
Bank of America Corp.	254,914		11,807,616
UCBH Holdings, Inc.	31,600		540,360
Wachovia Corp.	141,884		7,200,613
Wells Fargo & Co.	40,800		2,464,728
			23,771,667
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Consumer Finance - 0.1%
Capital One Financial Corp.	13,650		$ 1,029,210
Diversified Financial Services - 0.9%
Citigroup, Inc.	119,000		5,606,090
JPMorgan Chase & Co.	57,404		2,052,193
			7,658,283
Insurance - 3.4%
ACE Ltd.	62,200		2,688,284
AMBAC Financial Group, Inc.	21,600		1,558,440
American International Group, Inc.	256,500		14,248,575
Hartford Financial Services Group, Inc.	30,500		2,281,095
Hilb Rogal & Hobbs Co.	34,000		1,159,060
MetLife, Inc.	13,900		619,940
PartnerRe Ltd.	40,000		2,642,800
Scottish Re Group Ltd.	20,000		467,600
The Chubb Corp.	7,000		589,610
W.R. Berkley Corp.	61,400		2,177,244
			28,432,648
Real Estate - 12.6%
American Financial Realty Trust (SBI)	6,700		102,845
AvalonBay Communities, Inc.	35,460		2,654,890
Boston Properties, Inc.	75,814		5,064,375
CarrAmerica Realty Corp.	55,880		1,931,772
Catellus Development Corp.	89,390		2,616,445
CBL & Associates Properties, Inc.	16,870		1,374,399
CenterPoint Properties Trust (SBI)	48,530		2,028,554
Correctional Properties Trust	34,400		894,400
Duke Realty Corp.	107,560		3,320,377
Education Realty Trust, Inc.	15,500		266,135
Equity Lifestyle Properties, Inc.	35,160		1,332,564
Equity Office Properties Trust	191,910		6,235,156
Equity Residential (SBI)	191,780		6,884,902
Federal Realty Investment Trust (SBI)	28,820		1,590,864
General Growth Properties, Inc.	161,025		6,268,703
Global Signal, Inc.	5,900		205,497
GMH Communities Trust	47,100		642,915
Healthcare Realty Trust, Inc.	29,300		1,145,337
Highwoods Properties, Inc. (SBI)	73,370		2,019,142
HomeBanc Mortgage Corp., Georgia	40,100		378,544
Inland Real Estate Corp.	90,740		1,415,544
Innkeepers USA Trust (SBI)	195,580		2,642,286
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Kilroy Realty Corp.	12,620		$ 570,172
Kimco Realty Corp.	77,390		4,470,046
MeriStar Hospitality Corp. (a)	220,300		1,848,317
National Health Investors, Inc.	7,100		189,357
National Health Realty, Inc.	12,600		234,360
Newcastle Investment Corp.	3,600		110,664
Pan Pacific Retail Properties, Inc.	39,710		2,535,484
Pennsylvania Real Estate Investment Trust (SBI)	7,100		312,400
Plum Creek Timber Co., Inc.	88,680		3,108,234
ProLogis	146,990		6,003,072
Public Storage, Inc.	55,340		3,327,594
Rayonier, Inc.	7,980		418,870
Reckson Associates Realty Corp.	119,960		3,789,536
Regency Centers Corp.	12,000		670,200
Shurgard Storage Centers, Inc. Class A	8,500		371,025
Simon Property Group, Inc.	107,110		7,360,599
SL Green Realty Corp.	40,800		2,527,560
Tanger Factory Outlet Centers, Inc.	32,400		784,404
Trizec Properties, Inc.	178,650		3,485,462
Trustreet Properties, Inc.	12,700		200,025
United Dominion Realty Trust, Inc. (SBI)	158,920		3,663,106
Ventas, Inc.	65,450		1,867,943
Vornado Realty Trust	82,250		6,473,075
Weingarten Realty Investors (SBI)	12,700		482,727
			105,819,878
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	48,400		2,867,216
Freddie Mac	25,900		1,684,536
Golden West Financial Corp., Delaware	16,800		1,052,016
New York Community Bancorp, Inc.	38,000		692,360
Sovereign Bancorp, Inc.	74,500		1,662,840
W Holding Co., Inc.	24,480		221,054
Washington Mutual, Inc.	41,000		1,693,300
			9,873,322
TOTAL FINANCIALS			193,691,710
HEALTH CARE - 5.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	12,000		750,960
Common Stocks - continued
	Shares		Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	102,000		$ 693,600
Genentech, Inc. (a)	10,000		792,500
MedImmune, Inc. (a)	62,900		1,660,560
ONYX Pharmaceuticals, Inc. (a)	18,000		449,820
			4,347,440
Health Care Equipment & Supplies - 2.5%
Aspect Medical Systems, Inc. (a)	15,000		482,400
Baxter International, Inc.	221,600		8,177,040
CONMED Corp. (a)	15,000		470,100
Dade Behring Holdings, Inc.	11,700		782,145
Medtronic, Inc.	83,100		4,466,625
PerkinElmer, Inc.	64,000		1,224,320
Syneron Medical Ltd.	15,800		532,776
Thermo Electron Corp. (a)	11,400		300,048
Varian, Inc. (a)	15,000		558,000
Waters Corp. (a)	104,500		4,059,825
			21,053,279
Health Care Providers & Services - 0.4%
McKesson Corp.	19,000		765,130
Omnicare, Inc.	9,000		344,880
Sierra Health Services, Inc. (a)	14,000		924,980
UnitedHealth Group, Inc.	32,200		1,564,276
			3,599,266
Pharmaceuticals - 1.9%
Allergan, Inc.	8,000		618,480
Bristol-Myers Squibb Co.	25,000		634,000
Connetics Corp. (a)	15,000		334,050
Eli Lilly & Co.	17,000		991,100
Merck & Co., Inc.	28,000		908,320
Pfizer, Inc.	127,000		3,543,300
Schering-Plough Corp.	262,600		5,120,700
Valeant Pharmaceuticals International	12,000		247,560
Wyeth	81,800		3,547,666
			15,945,176
TOTAL HEALTH CARE			44,945,161
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.9%
Hexcel Corp. (a)	56,700		$ 926,478
Honeywell International, Inc.	363,300		13,162,359
Lockheed Martin Corp.	59,100		3,834,999
Precision Castparts Corp.	19,700		1,531,281
Raytheon Co.	60,900		2,384,844
The Boeing Co.	41,900		2,677,410
			24,517,371
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	26,000		494,780
Expeditors International of Washington, Inc.	11,000		560,780
			1,055,560
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900		872,848
AirTran Holdings, Inc. (a)	22,000		214,720
JetBlue Airways Corp. (a)	39,900		867,027
Ryanair Holdings PLC sponsored ADR (a)	10,000		456,900
Southwest Airlines Co.	45,100		656,205
			3,067,700
Building Products - 0.3%
Masco Corp.	73,100		2,340,662
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	106,200		2,648,628
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	58,342		1,260,187
Fluor Corp.	42,100		2,418,645
Foster Wheeler Ltd. (a)	15,000		222,000
Jacobs Engineering Group, Inc. (a)	32,000		1,682,560
MasTec, Inc. (a)	79,000		668,340
			6,251,732
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	70,000		458,500
Cooper Industries Ltd. Class A	8,000		551,520
Rockwell Automation, Inc.	16,000		821,920
			1,831,940
Industrial Conglomerates - 4.4%
General Electric Co.	834,200		30,431,614
Tyco International Ltd.	222,100		6,425,353
			36,856,967
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.3%
ITT Industries, Inc.	20,000		$ 1,900,000
Lincoln Electric Holdings, Inc.	14,000		458,640
Mueller Industries, Inc.	9,000		243,000
			2,601,640
Marine - 0.1%
Alexander & Baldwin, Inc.	13,000		577,850
Road & Rail - 0.5%
Norfolk Southern Corp.	89,700		2,863,224
Union Pacific Corp.	18,800		1,258,848
			4,122,072
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	20,000		291,000
WESCO International, Inc. (a)	29,000		846,800
			1,137,800
TOTAL INDUSTRIALS			87,009,922
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
Avaya, Inc. (a)	60,000		549,000
Comverse Technology, Inc. (a)	48,000		1,129,440
Juniper Networks, Inc. (a)	76,000		1,948,640
Motorola, Inc.	26,000		451,620
Nokia Corp. sponsored ADR	134,000		2,259,240
			6,337,940
Computers & Peripherals - 0.7%
EMC Corp. (a)	75,000		1,054,500
Hewlett-Packard Co.	101,900		2,293,769
International Business Machines Corp.	7,700		581,735
Maxtor Corp. (a)	55,000		301,950
Western Digital Corp. (a)	103,200		1,549,032
			5,780,986
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	128,600		3,087,686
Amphenol Corp. Class A	19,700		835,083
Avnet, Inc. (a)	5,000		104,600
BEI Technologies, Inc.	11,000		282,810
Common Stocks - continued
	Shares		Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FARO Technologies, Inc. (a)	10,100		$ 280,982
Symbol Technologies, Inc.	119,200		1,371,992
			5,963,153
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	40,000		561,600
Google, Inc. Class A (sub. vtg.)	10,000		2,784,000
Yahoo!, Inc. (a)	59,500		2,213,400
			5,559,000
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	29,000		1,500,170
Anteon International Corp. (a)	34,500		1,524,555
Ceridian Corp. (a)	45,000		858,150
			3,882,875
Office Electronics - 0.1%
Xerox Corp. (a)	67,000		909,190
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	32,000		1,186,560
Cabot Microelectronics Corp. (a)(e)	39,400		1,234,402
Freescale Semiconductor, Inc. Class A	105,500		2,131,100
Intel Corp.	152,000		4,093,360
PMC-Sierra, Inc. (a)	42,000		368,340
Samsung Electronics Co. Ltd.	1,480		718,333
			9,732,095
Software - 1.6%
BEA Systems, Inc. (a)	78,900		665,127
Electronic Arts, Inc. (a)	11,000		577,940
Macrovision Corp. (a)	7,000		147,070
Microsoft Corp.	249,900		6,447,420
NAVTEQ Corp.	22,900		873,635
Oracle Corp. (a)	113,000		1,448,660
PalmSource, Inc. (a)	9,700		97,291
Siebel Systems, Inc. (a)	100,000		922,000
Symantec Corp. (a)	89,000		2,012,290
TIBCO Software, Inc. (a)	52,000		329,680
			13,521,113
TOTAL INFORMATION TECHNOLOGY			51,686,352
Common Stocks - continued
	Shares		Value (Note 1)
MATERIALS - 3.4%
Chemicals - 2.4%
Dow Chemical Co.	60,300		$ 2,730,987
E.I. du Pont de Nemours & Co.	125,600		5,841,656
Ecolab, Inc.	15,100		488,183
Ferro Corp.	40,000		769,600
Lyondell Chemical Co.	237,733		5,643,781
Monsanto Co.	34,000		1,938,000
Mosaic Co. (a)	50,000		654,000
Nalco Holding Co.	45,000		797,400
Praxair, Inc.	14,000		656,180
Rohm & Haas Co.	15,000		699,750
			20,219,537
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	25,000		372,250
Owens-Illinois, Inc. (a)	84,700		2,177,637
Packaging Corp. of America	65,400		1,428,336
Smurfit-Stone Container Corp. (a)	127,200		1,382,664
			5,360,887
Metals & Mining - 0.3%
Alcoa, Inc.	55,700		1,509,470
Freeport-McMoRan Copper & Gold, Inc. Class B	12,000		423,600
Newmont Mining Corp.	16,800		625,632
			2,558,702
Paper & Forest Products - 0.0%
Wausau-Mosinee Paper Corp.	20,000		250,000
TOTAL MATERIALS			28,389,126
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
CenturyTel, Inc.	48,689		1,596,512
Cincinnati Bell, Inc. (a)	100,000		395,000
Citizens Communications Co.	16,400		223,696
Covad Communications Group, Inc. (a)	685,300		863,478
New Skies Satellites Holdings Ltd.	20,000		354,000
SBC Communications, Inc.	307,800		7,196,364
Telewest Global, Inc. (a)	114,100		2,385,831
Verizon Communications, Inc.	120,800		4,273,904
			17,288,785
Common Stocks - continued
	Shares		Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	66,000		$ 1,190,640
Leap Wireless International, Inc. (a)	16,000		430,400
Nextel Communications, Inc. Class A (a)	103,600		3,126,648
Nextel Partners, Inc. Class A (a)	86,000		2,042,500
SBA Communications Corp. Class A (a)	30,000		335,400
			7,125,588
TOTAL TELECOMMUNICATION SERVICES			24,414,373
UTILITIES - 1.2%
Electric Utilities - 0.9%
Entergy Corp.	31,700		2,277,011
PG&E Corp.	47,200		1,688,344
PPL Corp.	25,300		1,455,003
Southern Co.	29,200		991,340
Westar Energy, Inc.	25,000		576,750
Xcel Energy, Inc.	7,500		138,225
			7,126,673
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	30,600		455,634
TXU Corp.	5,200		417,456
			873,090
Multi-Utilities - 0.2%
CMS Energy Corp. (a)	108,700		1,438,101
Public Service Enterprise Group, Inc.	5,000		277,500
			1,715,601
TOTAL UTILITIES			9,715,364
TOTAL COMMON STOCKS (Cost $539,060,317)		584,897,803
Preferred Stocks - 15.2%

Convertible Preferred Stocks - 5.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	82,700		1,571,300
Preferred Stocks - continued
	Shares		Value (Note 1)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100		$ 404,000
TOTAL CONSUMER DISCRETIONARY			1,975,300
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
El Paso Corp. 4.99% (f)	10,000		9,853,407
Valero Energy Corp. 2.00%	96,600		6,589,086
			16,442,493
FINANCIALS - 0.7%
Diversified Financial Services - 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000		1,957,500
Insurance - 0.5%
Fortis Insurance NV 7.75% (f)	3,734		3,978,577
TOTAL FINANCIALS			5,936,077
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Kansas City Southern 4.25%	1,370		966,399
MATERIALS - 0.9%
Chemicals - 0.2%
Celanese Corp. 4.25%	78,900		1,839,948
Containers & Packaging - 0.6%
Owens-Illinois, Inc. 4.75%	113,510		4,665,261
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	1,050		932,579
TOTAL MATERIALS			7,437,788
UTILITIES - 1.3%
Electric Utilities - 0.8%
AES Trust VII 6.00%	140,500		6,603,500
Preferred Stocks - continued
	Shares		Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. 4.00% (f)	3,900		$ 4,035,330
TOTAL UTILITIES			10,638,830
TOTAL CONVERTIBLE PREFERRED STOCKS			43,396,887
Nonconvertible Preferred Stocks - 10.0%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
PRIMEDIA, Inc. Series H, 8.625%	20,145		1,984,283
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10		1,070,250
FINANCIALS - 6.5%
Capital Markets - 1.4%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000		774,750
Series G, 5.49%	15,000		756,000
Goldman Sachs Group, Inc. Series A, 3.9106%	120,000		2,976,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015		4,391,010
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000		2,836,800
			11,734,560
Commercial Banks - 1.4%
ABN Amro Capital Funding Trust VII 6.08%	40,400		1,012,424
First Tennessee Bank NA, Memphis 3.90% (f)	5,000		4,900,000
HSBC USA, Inc. Series F, 3.87%	160,000		3,964,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400		1,769,700
			11,646,924
Consumer Finance - 0.3%
SLM Corp. Series A, 6.97%	43,400		2,488,990
Diversified Financial Services - 0.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000		491,400
JPMorgan Chase & Co. (depositary shares) Series H, 6.625%	6,530		341,193
			832,593
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - 1.1%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510		$ 1,202,284
Series V, 8.00%	79,000		2,013,710
CenterPoint Properties Trust Series D, 5.377%	1,000		997,500
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800		2,366,260
Gables Residential Trust Series D, 7.50%	40,000		1,024,800
Host Marriott Corp. Series E, 8.875%	20,000		547,000
Vornado Realty Trust Series E, 7.00%	40,000		1,031,600
			9,183,154
Thrifts & Mortgage Finance - 2.2%
Fannie Mae:
7.00%	42,200		2,363,200
Series H, 5.81%	49,200		2,405,388
Series L, 5.125%	90,900		4,026,870
Series N, 5.50%	71,650		3,403,375
Freddie Mac:
Series F, 5.00%	12,000		513,000
Series H, 5.10%	10,300		442,900
Series K, 5.79%	35,200		1,786,400
Series O, 5.81%	19,500		975,000
Series R, 5.70%	57,000		2,785,020
			18,701,153
TOTAL FINANCIALS			54,587,374
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
RC Trust I 7.00% (a)	9,680		496,705
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900		950,400
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400		481,920
TOTAL MATERIALS			1,432,320
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
UTILITIES - 2.9%
Electric Utilities - 2.7%
Alabama Power Co. 5.30%	88,600		$ 2,281,450
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705		2,682,482
Duquesne Light Co. 6.50%	106,050		5,537,931
FPL Group Capital Trust I 5.875%	20,000		503,000
Heco Capital Trust III 6.50%	12,000		311,880
Monongahela Power Co. Series L, 7.73%	10,800		1,145,813
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900		397,150
Series D 5.00%	69,200		1,522,400
Southern California Edison Co.:
4.78%	46,500		1,006,725
5.349%	40,000		4,035,000
Series B, 4.08%	27,271		515,695
Series C, 4.24%	94,600		1,814,428
Series D, 4.32%	70,000		1,382,500
			23,136,454
Multi-Utilities - 0.2%
San Diego Gas & Electric Co. 1.70%	67,548		1,760,470
TOTAL UTILITIES			24,896,924
TOTAL NONCONVERTIBLE PREFERRED STOCKS			84,467,856
TOTAL PREFERRED STOCKS (Cost $125,129,329)		127,864,743
Money Market Funds - 0.6%
	Shares		Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	3,073,299		$ 3,073,299
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	2,351,800		2,351,800
TOTAL MONEY MARKET FUNDS (Cost $5,425,099)		5,425,099
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,737,972)			842,874,460
NET OTHER ASSETS - 0.0%			(221,762)
NET ASSETS - 100%		$ 842,652,698
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,558,775 or 4.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	2.6%
BBB	1.9%
BB	2.4%
B	3.8%
CCC, CC, C	1.0%
Not Rated	3.1%
Equities	84.6%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $7,500,939 all of which will expire on November 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,265,396) (cost $795,737,972) - See accompanying schedule		$ 842,874,460
Cash		528,354
Receivable for investments sold		5,106,899
Receivable for fund shares sold		2,073,261
Dividends receivable		1,130,582
Interest receivable		966,583
Prepaid expenses		1,145
Other receivables		80,576
Total assets		852,761,860

Liabilities
Payable for investments purchased	$ 6,286,939
Payable for fund shares redeemed	794,204
Accrued management fee	394,410
Distribution fees payable	77,177
Other affiliated payables	157,603
Other payables and accrued expenses	47,029
Collateral on securities loaned, at value	2,351,800
Total liabilities		10,109,162

Net Assets		$ 842,652,698
Net Assets consist of:
Paid in capital		$ 799,308,259
Undistributed net investment income		2,166,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,958,921)
Net unrealized appreciation (depreciation) on investments		47,136,488
Net Assets		$ 842,652,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,050,593 ÷ 2,657,445 shares)	$ 11.31

Maximum offering price per share (100/94.25 of $11.31)	$ 12.00
Class T: Net Asset Value and redemption price per share ($62,580,453 ÷ 5,540,806 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($17,030,533 ÷ 1,510,994 shares) A	$ 11.27

Class C: Net Asset Value and offering price per share ($39,580,816 ÷ 3,510,593 shares) A	$ 11.27

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($686,209,355 ÷ 60,555,998 shares)	$ 11.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,200,948 ÷ 635,834 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Dividends		$ 8,343,618
Interest		1,582,307
Security lending		13,173
Total income		9,939,098

Expenses
Management fee	$ 2,063,524
Transfer agent fees	729,550
Distribution fees	410,567
Accounting and security lending fees	135,489
Independent trustees' compensation	1,600
Custodian fees and expenses	15,959
Registration fees	116,815
Audit	20,718
Legal	792
Miscellaneous	25,387
Total expenses before reductions	3,520,401
Expense reductions	(92,051)	3,428,350
Net investment income (loss)		6,510,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,399,316
Foreign currency transactions	(6,983)
Futures contracts	364,449
Total net realized gain (loss)		2,756,782
Change in net unrealized appreciation (depreciation) on: Investment securities	8,317,292
Futures contracts	(290,281)
Total change in net unrealized appreciation (depreciation)		8,027,011
Net gain (loss)		10,783,793
Net increase (decrease) in net assets resulting from operations		$ 17,294,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	December 23, 2003 (commencement of operations) to November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,510,748	$ 6,636,433
Net realized gain (loss)	2,756,782	(8,238,032)
Change in net unrealized appreciation (depreciation)	8,027,011	39,109,477
Net increase (decrease) in net assets resulting from operations	17,294,541	37,507,878
Distributions to shareholders from net investment income	(6,807,525)	(4,647,719)
Share transactions - net increase (decrease)	250,397,355	548,908,168
Total increase (decrease) in net assets	260,884,371	581,768,327

Net Assets
Beginning of period	581,768,327	-
End of period (including undistributed net investment income of $2,166,872 and undistributed net investment income of $2,463,649, respectively)	$ 842,652,698	$ 581,768,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.16
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.32	1.20
Distributions from net investment income	(.10)	(.11)
Net asset value, end of period	$ 11.31	$ 11.09
Total Return B, C, D	2.89%	12.01%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.20% A
Expenses net of voluntary waivers, if any	1.18% A	1.20% A
Expenses net of all reductions	1.15% A	1.17% A
Net investment income (loss)	1.60% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,051	$ 21,985
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.13
Net realized and unrealized gain (loss)	.22	1.04
Total from investment operations	.30	1.17
Distributions from net investment income	(.09)	(.09)
Net asset value, end of period	$ 11.29	$ 11.08
Total Return B, C, D	2.71%	11.75%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A	1.45% A
Expenses net of voluntary waivers, if any	1.41% A	1.45% A
Expenses net of all reductions	1.38% A	1.42% A
Net investment income (loss)	1.37% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,580	$ 36,526
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09
Net realized and unrealized gain (loss)	.22	1.03
Total from investment operations	.27	1.12
Distributions from net investment income	(.06)	(.06)
Net asset value, end of period	$ 11.27	$ 11.06
Total Return B, C, D	2.45%	11.24%
Ratios to Average Net Assets G
Expenses before expense reductions	1.98% A	1.99% A
Expenses net of voluntary waivers, if any	1.96% A	1.95% A
Expenses net of all reductions	1.94% A	1.92% A
Net investment income (loss)	.81% A	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,031	$ 13,457
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09
Net realized and unrealized gain (loss)	.22	1.03
Total from investment operations	.27	1.12
Distributions from net investment income	(.06)	(.06)
Net asset value, end of period	$ 11.27	$ 11.06
Total Return B, C, D	2.45%	11.24%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	1.94% A
Expenses net of voluntary waivers, if any	1.92% A	1.94% A
Expenses net of all reductions	1.90% A	1.92% A
Net investment income (loss)	.86% A	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,581	$ 28,795
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend & Income

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.19
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.34	1.23
Distributions from net investment income	(.12)	(.12)
Net asset value, end of period	$ 11.33	$ 11.11
Total Return B, C	3.03%	12.32%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A	.90% A
Expenses net of voluntary waivers, if any	.85% A	.90% A
Expenses net of all reductions	.82% A	.87% A
Net investment income (loss)	1.93% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,209	$ 476,032
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to November 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.19
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.34	1.23
Distributions from net investment income	(.12)	(.12)
Net asset value, end of period	$ 11.33	$ 11.11
Total Return B, C	3.03%	12.38%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.88% A
Expenses net of voluntary waivers, if any	.86% A	.88% A
Expenses net of all reductions	.83% A	.85% A
Net investment income (loss)	1.92% A	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,201	$ 4,973
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to November 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 68,119,278
Unrealized depreciation	(22,000,578)
Net unrealized appreciation (depreciation)	$ 46,118,700
Cost for federal income tax purposes	$ 796,755,760

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $470,406,358 and $192,130,097, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 32,561	$ 921
Class T	.25%	.25%	128,602	5,459
Class B	.75%	.25%	76,236	58,607
Class C	.75%	.25%	173,168	96,756
			$ 410,567	$ 161,743

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,102
Class T	22,304
Class B*	13,880
Class C*	5,080
$ 85,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 35,073	.27*
Class T	64,434	.25*
Class B	24,103	.32*
Class C	45,161	.26*
Strategic Dividend & Income	554,572	.19*
Institutional Class	6,207	.20*
	$ 729,550

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $332,125 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,352 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.95% - 2.00%*	$ 830

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $89,138 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,083.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004 A
From net investment income
Class A	$ 221,872	$ 159,582
Class T	379,633	189,189
Class B	79,301	55,805
Class C	176,630	123,216
Strategic Dividend & Income	5,889,346	4,080,966
Institutional Class	60,743	38,961
Total	$ 6,807,525	$ 4,647,719

A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004 A	Six months ended May 31, 2005	Year ended November 30, 2004 A
Class A
Shares sold	945,174	2,191,945	$ 10,632,823	$ 22,746,005
Reinvestment of distributions	14,429	10,552	161,896	110,590
Shares redeemed	(283,858)	(220,797)	(3,197,318)	(2,287,113)
Net increase (decrease)	675,745	1,981,700	$ 7,597,401	$ 20,569,482
Class T
Shares sold	2,461,830	3,511,538	$ 27,682,850	$ 36,655,001
Reinvestment of distributions	27,642	14,112	309,837	147,959
Shares redeemed	(243,930)	(230,386)	(2,743,523)	(2,405,951)
Net increase (decrease)	2,245,542	3,295,264	$ 25,249,164	$ 34,397,009
Class B
Shares sold	443,118	1,285,173	$ 4,965,326	$ 13,296,297
Reinvestment of distributions	5,522	3,976	61,845	41,558
Shares redeemed	(154,003)	(72,792)	(1,725,267)	(752,799)
Net increase (decrease)	294,637	1,216,357	$ 3,301,904	$ 12,585,056
Class C
Shares sold	1,131,181	2,813,304	$ 12,713,889	$ 29,175,332
Reinvestment of distributions	10,217	7,379	114,448	77,088
Shares redeemed	(233,398)	(218,090)	(2,626,452)	(2,262,584)
Net increase (decrease)	908,000	2,602,593	$ 10,201,885	$ 26,989,836
Strategic Dividend & Income
Shares sold	24,047,095	55,474,221	$ 273,030,767	$ 580,932,738
Reinvestment of distributions	460,165	341,097	5,169,716	3,577,556
Shares redeemed	(6,782,353)	(12,984,227)	(76,278,334)	(134,752,835)
Net increase (decrease)	17,724,907	42,831,091	$ 201,922,149	$ 449,757,459
Institutional Class
Shares sold	207,734	464,040	$ 2,346,847	$ 4,776,823
Reinvestment of distributions	2,531	1,845	28,422	19,348
Shares redeemed	(22,098)	(18,218)	(250,417)	(186,845)
Net increase (decrease)	188,167	447,667	$ 2,124,852	$ 4,609,326

A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker Non-Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000
Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000
Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000
Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000
Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000
William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000
Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000
Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000
Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-USAN-0705
1.802528.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Institutional Class

Semiannual Report

May 31, 2005

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,028.90	$ 5.97
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,027.10	$ 7.13
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.09
Class B
Actual	$ 1,000.00	$ 1,024.50	$ 9.89
Hypothetical A	$ 1,000.00	$ 1,015.16	$ 9.85
Class C
Actual	$ 1,000.00	$ 1,024.50	$ 9.69
Hypothetical A	$ 1,000.00	$ 1,015.36	$ 9.65
Strategic Dividend & Income
Actual	$ 1,000.00	$ 1,030.30	$ 4.30
Hypothetical A	$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 1,030.30	$ 4.35
Hypothetical A	$ 1,000.00	$ 1,020.64	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.41%
Class B	1.96%
Class C	1.92%
Strategic Dividend & Income	.85%
Institutional Class	.86%

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.6	3.3
Exxon Mobil Corp.	2.0	2.1
American International Group, Inc.	1.7	1.5
Honeywell International, Inc.	1.6	1.3
Bank of America Corp.	1.4	1.8
El Paso Corp. 4.99%	1.2	0.0
Altria Group, Inc.	1.1	0.9
Baxter International, Inc.	1.0	0.8
Simon Property Group, Inc.	0.9	0.5
Wachovia Corp.	0.8	1.0
	15.3
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.5	28.5
Industrials	11.0	12.0
Information Technology	10.3	7.7
Health Care	10.0	10.4
Energy	9.9	9.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Common Stocks 69.4%		Common Stocks 66.3%
	Preferred Stocks 15.2%		Preferred Stocks 14.4%
	Convertible Bonds 14.8%		Convertible Bonds 13.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	5.3%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 14.8%
		Principal Amount		Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. 1.132% 4/29/33 (d)		$ 6,820,000		$ 5,393,256
Kerzner International Ltd. 2.375% 4/15/24		4,660,000		5,557,516
				10,950,772
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 4.75% 2/1/09		5,660,000		5,377,000
Media - 0.5%
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		580,000		511,537
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)		4,100,000		3,620,070
				4,131,607
TOTAL CONSUMER DISCRETIONARY				20,459,379
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Halliburton Co. 3.125% 7/15/23		4,260,000		5,450,031
FINANCIALS - 1.3%
Consumer Finance - 1.3%
American Express Co.:
1.85% 12/1/33 (d)(f)		1,800,000		1,847,250
1.85% 12/1/33 (d)		3,850,000		3,951,063
SLM Corp. 3.1106% 7/25/35 (g)		4,670,000		4,710,863
				10,509,176
HEALTH CARE - 4.7%
Biotechnology - 1.7%
Affymetrix, Inc. 0.75% 12/15/33		900,000		1,575,563
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08		4,780,000		4,409,550
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		3,960,000		3,425,400
Protein Design Labs, Inc. 2% 2/15/12 (f)		1,540,000		1,562,946
Serologicals Corp.:
4.75% 8/15/33 (f)		770,000		1,233,006
4.75% 8/15/33		1,500,000		2,401,959
				14,608,424
Health Care Equipment & Supplies - 2.6%
Bausch & Lomb, Inc. 3.46% 8/1/23 (g)		3,640,000		5,392,114
Cooper Companies, Inc. 2.625% 7/1/23		1,790,000		2,794,727
Cytyc Corp. 2.25% 3/15/24		2,900,000		2,925,520
Convertible Bonds - continued
		Principal Amount		Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)		$ 995,000		$ 1,408,661
2.5% 10/1/23		2,400,000		3,397,776
Medtronic, Inc. 1.25% 9/15/21		5,480,000		5,492,297
				21,411,095
Pharmaceuticals - 0.4%
MGI Pharma, Inc.:
1.6821% 3/2/24 (d)(f)		2,450,000		1,733,375
1.6821% 3/2/24 (d)		2,460,000		1,740,450
				3,473,825
TOTAL HEALTH CARE				39,493,344
INDUSTRIALS - 0.5%
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23		3,010,000		4,115,272
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.0%
Comverse Technology, Inc. 0% 5/15/23		3,650,000		5,046,125
Juniper Networks, Inc. 0% 6/15/08		2,260,000		3,065,780
				8,111,905
Computers & Peripherals - 0.2%
Maxtor Corp. 6.8% 4/30/10		1,510,000		1,363,741
Electronic Equipment & Instruments - 0.6%
Vishay Intertechnology, Inc. 3.625% 8/1/23		5,560,000		5,360,591
Internet Software & Services - 0.8%
Yahoo!, Inc. 0% 4/1/08		3,800,000		6,984,875
IT Services - 0.7%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)		1,240,000		1,453,574
4.125% 8/15/23		3,470,000		4,067,662
				5,521,236
Semiconductors & Semiconductor Equipment - 0.5%
Agere Systems, Inc. 6.5% 12/15/09		4,050,000		4,017,236
Convertible Bonds - continued
		Principal Amount		Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Red Hat, Inc. 0.5% 1/15/24		$ 4,440,000		$ 3,679,428
TOTAL INFORMATION TECHNOLOGY				35,039,012
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. 4% 7/15/10		2,340,000		4,144,725
Nextel Partners, Inc. 1.5% 11/15/08		2,920,000		5,475,876
				9,620,601
TOTAL CONVERTIBLE BONDS (Cost $126,123,227)			124,686,815
Common Stocks - 69.4%
	Shares
CONSUMER DISCRETIONARY - 6.3%
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	6,000		471,000
Coinmach Service Corp. unit	156,800		2,038,400
Service Corp. International (SCI)	60,000		454,800
ServiceMaster Co.	28,000		364,000
			3,328,200
Hotels, Restaurants & Leisure - 0.9%
Centerplate, Inc. unit	318,800		3,953,120
McDonald's Corp.	80,800		2,499,952
Starwood Hotels & Resorts Worldwide, Inc. unit	15,200		850,744
			7,303,816
Household Durables - 0.9%
Centex Corp.	19,000		1,244,120
KB Home	26,800		1,810,072
LG Electronics, Inc.	4,250		308,784
Sony Corp. sponsored ADR	81,000		3,018,870
Toll Brothers, Inc. (a)	15,000		1,388,850
			7,770,696
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	109,000		4,143,090
IAC/InterActiveCorp (a)	39,500		967,750
			5,110,840
Common Stocks - continued
	Shares		Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	116,500		$ 3,061,620
Leapfrog Enterprises, Inc. Class A (a)(e)	35,000		387,800
			3,449,420
Media - 2.4%
Clear Channel Communications, Inc.	43,600		1,274,428
Grupo Televisa SA de CV sponsored ADR	15,900		954,000
Lamar Advertising Co. Class A (a)	64,100		2,680,662
Liberty Media Corp. Class A (a)	80,000		831,200
News Corp. Class A	22,400		361,312
NTL, Inc. (a)	14,000		899,920
Omnicom Group, Inc.	17,000		1,392,130
Spanish Broadcasting System, Inc. Class A (a)	14,100		121,965
Time Warner, Inc. (a)	183,900		3,199,860
Univision Communications, Inc. Class A (a)	89,500		2,381,595
Valassis Communications, Inc. (a)	8,000		277,520
Viacom, Inc. Class B (non-vtg.)	77,130		2,644,788
Walt Disney Co.	113,700		3,119,928
XM Satellite Radio Holdings, Inc. Class A (a)	10,000		321,100
			20,460,408
Multiline Retail - 0.5%
99 Cents Only Stores (a)	52,000		630,240
Federated Department Stores, Inc.	14,000		944,300
JCPenney Co., Inc.	23,300		1,159,408
Nordstrom, Inc.	25,000		1,526,000
			4,259,948
Specialty Retail - 0.2%
bebe Stores, Inc.	25,000		962,750
Home Depot, Inc.	19,600		771,260
			1,734,010
TOTAL CONSUMER DISCRETIONARY			53,417,338
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	54,800		1,199,024
PepsiCo, Inc.	13,500		759,510
The Coca-Cola Co.	57,000		2,543,910
			4,502,444
Common Stocks - continued
	Shares		Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Kroger Co. (a)	45,000		$ 754,650
Rite Aid Corp. (a)	110,000		435,600
Safeway, Inc. (a)	58,600		1,289,786
Wal-Mart Stores, Inc.	42,000		1,983,660
Walgreen Co.	20,000		906,800
			5,370,496
Food Products - 0.7%
B&G Foods, Inc. unit	156,900		2,278,188
Corn Products International, Inc.	20,000		441,800
Interstate Bakeries Corp. (a)	14,600		94,024
Nestle SA (Reg.)	4,000		1,052,632
Ralcorp Holdings, Inc.	5,000		190,700
The J.M. Smucker Co.	8,000		398,480
Tyson Foods, Inc. Class A	50,000		923,000
			5,378,824
Household Products - 0.5%
Clorox Co.	9,200		537,372
Colgate-Palmolive Co.	67,000		3,347,990
			3,885,362
Personal Products - 0.2%
Gillette Co.	33,200		1,750,968
Tobacco - 1.1%
Altria Group, Inc.	137,800		9,251,892
TOTAL CONSUMER STAPLES			30,139,986
ENERGY - 7.3%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	9,300		429,567
BJ Services Co.	41,900		2,109,665
ENSCO International, Inc.	30,000		999,000
FMC Technologies, Inc. (a)	54,000		1,703,700
GlobalSantaFe Corp.	50,800		1,861,312
Halliburton Co.	115,200		4,923,648
Hornbeck Offshore Services, Inc.	32,000		788,800
National Oilwell Varco, Inc. (a)	61,514		2,768,130
Pride International, Inc. (a)	83,300		1,878,415
Schlumberger Ltd. (NY Shares)	32,500		2,222,025
Smith International, Inc.	21,000		1,233,960
Common Stocks - continued
	Shares		Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	49,200		$ 2,450,652
Weatherford International Ltd. (a)	44,400		2,334,108
			25,702,982
Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	18,400		1,081,184
Burlington Resources, Inc.	34,300		1,738,324
Chesapeake Energy Corp.	75,973		1,555,167
ChevronTexaco Corp.	72,100		3,877,538
ConocoPhillips	16,200		1,747,008
El Paso Corp.	70,000		723,800
Encore Acquisition Co. (a)	12,000		447,600
Exxon Mobil Corp.	293,800		16,511,560
Occidental Petroleum Corp.	24,300		1,776,573
Pioneer Natural Resources Co.	8,500		341,105
Quicksilver Resources, Inc. (a)	58,300		3,043,260
Shell Transport & Trading Co. PLC sponsored ADR	9,000		472,050
Valero Energy Corp.	36,000		2,470,320
			35,785,489
TOTAL ENERGY			61,488,471
FINANCIALS - 23.0%
Capital Markets - 2.0%
Bear Stearns Companies, Inc.	9,200		911,168
Eurocastle Investment Ltd.	9,200		195,288
Lehman Brothers Holdings, Inc.	20,800		1,917,760
Merrill Lynch & Co., Inc.	107,600		5,838,376
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	237,700		5,787,995
Nuveen Investments, Inc. Class A	32,000		1,153,600
State Street Corp.	18,000		864,000
TradeStation Group, Inc. (a)	59,500		438,515
			17,106,702
Commercial Banks - 2.8%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (e)	55,000		1,758,350
Bank of America Corp.	254,914		11,807,616
UCBH Holdings, Inc.	31,600		540,360
Wachovia Corp.	141,884		7,200,613
Wells Fargo & Co.	40,800		2,464,728
			23,771,667
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Consumer Finance - 0.1%
Capital One Financial Corp.	13,650		$ 1,029,210
Diversified Financial Services - 0.9%
Citigroup, Inc.	119,000		5,606,090
JPMorgan Chase & Co.	57,404		2,052,193
			7,658,283
Insurance - 3.4%
ACE Ltd.	62,200		2,688,284
AMBAC Financial Group, Inc.	21,600		1,558,440
American International Group, Inc.	256,500		14,248,575
Hartford Financial Services Group, Inc.	30,500		2,281,095
Hilb Rogal & Hobbs Co.	34,000		1,159,060
MetLife, Inc.	13,900		619,940
PartnerRe Ltd.	40,000		2,642,800
Scottish Re Group Ltd.	20,000		467,600
The Chubb Corp.	7,000		589,610
W.R. Berkley Corp.	61,400		2,177,244
			28,432,648
Real Estate - 12.6%
American Financial Realty Trust (SBI)	6,700		102,845
AvalonBay Communities, Inc.	35,460		2,654,890
Boston Properties, Inc.	75,814		5,064,375
CarrAmerica Realty Corp.	55,880		1,931,772
Catellus Development Corp.	89,390		2,616,445
CBL & Associates Properties, Inc.	16,870		1,374,399
CenterPoint Properties Trust (SBI)	48,530		2,028,554
Correctional Properties Trust	34,400		894,400
Duke Realty Corp.	107,560		3,320,377
Education Realty Trust, Inc.	15,500		266,135
Equity Lifestyle Properties, Inc.	35,160		1,332,564
Equity Office Properties Trust	191,910		6,235,156
Equity Residential (SBI)	191,780		6,884,902
Federal Realty Investment Trust (SBI)	28,820		1,590,864
General Growth Properties, Inc.	161,025		6,268,703
Global Signal, Inc.	5,900		205,497
GMH Communities Trust	47,100		642,915
Healthcare Realty Trust, Inc.	29,300		1,145,337
Highwoods Properties, Inc. (SBI)	73,370		2,019,142
HomeBanc Mortgage Corp., Georgia	40,100		378,544
Inland Real Estate Corp.	90,740		1,415,544
Innkeepers USA Trust (SBI)	195,580		2,642,286
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Kilroy Realty Corp.	12,620		$ 570,172
Kimco Realty Corp.	77,390		4,470,046
MeriStar Hospitality Corp. (a)	220,300		1,848,317
National Health Investors, Inc.	7,100		189,357
National Health Realty, Inc.	12,600		234,360
Newcastle Investment Corp.	3,600		110,664
Pan Pacific Retail Properties, Inc.	39,710		2,535,484
Pennsylvania Real Estate Investment Trust (SBI)	7,100		312,400
Plum Creek Timber Co., Inc.	88,680		3,108,234
ProLogis	146,990		6,003,072
Public Storage, Inc.	55,340		3,327,594
Rayonier, Inc.	7,980		418,870
Reckson Associates Realty Corp.	119,960		3,789,536
Regency Centers Corp.	12,000		670,200
Shurgard Storage Centers, Inc. Class A	8,500		371,025
Simon Property Group, Inc.	107,110		7,360,599
SL Green Realty Corp.	40,800		2,527,560
Tanger Factory Outlet Centers, Inc.	32,400		784,404
Trizec Properties, Inc.	178,650		3,485,462
Trustreet Properties, Inc.	12,700		200,025
United Dominion Realty Trust, Inc. (SBI)	158,920		3,663,106
Ventas, Inc.	65,450		1,867,943
Vornado Realty Trust	82,250		6,473,075
Weingarten Realty Investors (SBI)	12,700		482,727
			105,819,878
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	48,400		2,867,216
Freddie Mac	25,900		1,684,536
Golden West Financial Corp., Delaware	16,800		1,052,016
New York Community Bancorp, Inc.	38,000		692,360
Sovereign Bancorp, Inc.	74,500		1,662,840
W Holding Co., Inc.	24,480		221,054
Washington Mutual, Inc.	41,000		1,693,300
			9,873,322
TOTAL FINANCIALS			193,691,710
HEALTH CARE - 5.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	12,000		750,960
Common Stocks - continued
	Shares		Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	102,000		$ 693,600
Genentech, Inc. (a)	10,000		792,500
MedImmune, Inc. (a)	62,900		1,660,560
ONYX Pharmaceuticals, Inc. (a)	18,000		449,820
			4,347,440
Health Care Equipment & Supplies - 2.5%
Aspect Medical Systems, Inc. (a)	15,000		482,400
Baxter International, Inc.	221,600		8,177,040
CONMED Corp. (a)	15,000		470,100
Dade Behring Holdings, Inc.	11,700		782,145
Medtronic, Inc.	83,100		4,466,625
PerkinElmer, Inc.	64,000		1,224,320
Syneron Medical Ltd.	15,800		532,776
Thermo Electron Corp. (a)	11,400		300,048
Varian, Inc. (a)	15,000		558,000
Waters Corp. (a)	104,500		4,059,825
			21,053,279
Health Care Providers & Services - 0.4%
McKesson Corp.	19,000		765,130
Omnicare, Inc.	9,000		344,880
Sierra Health Services, Inc. (a)	14,000		924,980
UnitedHealth Group, Inc.	32,200		1,564,276
			3,599,266
Pharmaceuticals - 1.9%
Allergan, Inc.	8,000		618,480
Bristol-Myers Squibb Co.	25,000		634,000
Connetics Corp. (a)	15,000		334,050
Eli Lilly & Co.	17,000		991,100
Merck & Co., Inc.	28,000		908,320
Pfizer, Inc.	127,000		3,543,300
Schering-Plough Corp.	262,600		5,120,700
Valeant Pharmaceuticals International	12,000		247,560
Wyeth	81,800		3,547,666
			15,945,176
TOTAL HEALTH CARE			44,945,161
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.9%
Hexcel Corp. (a)	56,700		$ 926,478
Honeywell International, Inc.	363,300		13,162,359
Lockheed Martin Corp.	59,100		3,834,999
Precision Castparts Corp.	19,700		1,531,281
Raytheon Co.	60,900		2,384,844
The Boeing Co.	41,900		2,677,410
			24,517,371
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	26,000		494,780
Expeditors International of Washington, Inc.	11,000		560,780
			1,055,560
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900		872,848
AirTran Holdings, Inc. (a)	22,000		214,720
JetBlue Airways Corp. (a)	39,900		867,027
Ryanair Holdings PLC sponsored ADR (a)	10,000		456,900
Southwest Airlines Co.	45,100		656,205
			3,067,700
Building Products - 0.3%
Masco Corp.	73,100		2,340,662
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	106,200		2,648,628
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	58,342		1,260,187
Fluor Corp.	42,100		2,418,645
Foster Wheeler Ltd. (a)	15,000		222,000
Jacobs Engineering Group, Inc. (a)	32,000		1,682,560
MasTec, Inc. (a)	79,000		668,340
			6,251,732
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	70,000		458,500
Cooper Industries Ltd. Class A	8,000		551,520
Rockwell Automation, Inc.	16,000		821,920
			1,831,940
Industrial Conglomerates - 4.4%
General Electric Co.	834,200		30,431,614
Tyco International Ltd.	222,100		6,425,353
			36,856,967
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.3%
ITT Industries, Inc.	20,000		$ 1,900,000
Lincoln Electric Holdings, Inc.	14,000		458,640
Mueller Industries, Inc.	9,000		243,000
			2,601,640
Marine - 0.1%
Alexander & Baldwin, Inc.	13,000		577,850
Road & Rail - 0.5%
Norfolk Southern Corp.	89,700		2,863,224
Union Pacific Corp.	18,800		1,258,848
			4,122,072
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	20,000		291,000
WESCO International, Inc. (a)	29,000		846,800
			1,137,800
TOTAL INDUSTRIALS			87,009,922
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
Avaya, Inc. (a)	60,000		549,000
Comverse Technology, Inc. (a)	48,000		1,129,440
Juniper Networks, Inc. (a)	76,000		1,948,640
Motorola, Inc.	26,000		451,620
Nokia Corp. sponsored ADR	134,000		2,259,240
			6,337,940
Computers & Peripherals - 0.7%
EMC Corp. (a)	75,000		1,054,500
Hewlett-Packard Co.	101,900		2,293,769
International Business Machines Corp.	7,700		581,735
Maxtor Corp. (a)	55,000		301,950
Western Digital Corp. (a)	103,200		1,549,032
			5,780,986
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	128,600		3,087,686
Amphenol Corp. Class A	19,700		835,083
Avnet, Inc. (a)	5,000		104,600
BEI Technologies, Inc.	11,000		282,810
Common Stocks - continued
	Shares		Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FARO Technologies, Inc. (a)	10,100		$ 280,982
Symbol Technologies, Inc.	119,200		1,371,992
			5,963,153
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	40,000		561,600
Google, Inc. Class A (sub. vtg.)	10,000		2,784,000
Yahoo!, Inc. (a)	59,500		2,213,400
			5,559,000
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	29,000		1,500,170
Anteon International Corp. (a)	34,500		1,524,555
Ceridian Corp. (a)	45,000		858,150
			3,882,875
Office Electronics - 0.1%
Xerox Corp. (a)	67,000		909,190
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	32,000		1,186,560
Cabot Microelectronics Corp. (a)(e)	39,400		1,234,402
Freescale Semiconductor, Inc. Class A	105,500		2,131,100
Intel Corp.	152,000		4,093,360
PMC-Sierra, Inc. (a)	42,000		368,340
Samsung Electronics Co. Ltd.	1,480		718,333
			9,732,095
Software - 1.6%
BEA Systems, Inc. (a)	78,900		665,127
Electronic Arts, Inc. (a)	11,000		577,940
Macrovision Corp. (a)	7,000		147,070
Microsoft Corp.	249,900		6,447,420
NAVTEQ Corp.	22,900		873,635
Oracle Corp. (a)	113,000		1,448,660
PalmSource, Inc. (a)	9,700		97,291
Siebel Systems, Inc. (a)	100,000		922,000
Symantec Corp. (a)	89,000		2,012,290
TIBCO Software, Inc. (a)	52,000		329,680
			13,521,113
TOTAL INFORMATION TECHNOLOGY			51,686,352
Common Stocks - continued
	Shares		Value (Note 1)
MATERIALS - 3.4%
Chemicals - 2.4%
Dow Chemical Co.	60,300		$ 2,730,987
E.I. du Pont de Nemours & Co.	125,600		5,841,656
Ecolab, Inc.	15,100		488,183
Ferro Corp.	40,000		769,600
Lyondell Chemical Co.	237,733		5,643,781
Monsanto Co.	34,000		1,938,000
Mosaic Co. (a)	50,000		654,000
Nalco Holding Co.	45,000		797,400
Praxair, Inc.	14,000		656,180
Rohm & Haas Co.	15,000		699,750
			20,219,537
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	25,000		372,250
Owens-Illinois, Inc. (a)	84,700		2,177,637
Packaging Corp. of America	65,400		1,428,336
Smurfit-Stone Container Corp. (a)	127,200		1,382,664
			5,360,887
Metals & Mining - 0.3%
Alcoa, Inc.	55,700		1,509,470
Freeport-McMoRan Copper & Gold, Inc. Class B	12,000		423,600
Newmont Mining Corp.	16,800		625,632
			2,558,702
Paper & Forest Products - 0.0%
Wausau-Mosinee Paper Corp.	20,000		250,000
TOTAL MATERIALS			28,389,126
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
CenturyTel, Inc.	48,689		1,596,512
Cincinnati Bell, Inc. (a)	100,000		395,000
Citizens Communications Co.	16,400		223,696
Covad Communications Group, Inc. (a)	685,300		863,478
New Skies Satellites Holdings Ltd.	20,000		354,000
SBC Communications, Inc.	307,800		7,196,364
Telewest Global, Inc. (a)	114,100		2,385,831
Verizon Communications, Inc.	120,800		4,273,904
			17,288,785
Common Stocks - continued
	Shares		Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	66,000		$ 1,190,640
Leap Wireless International, Inc. (a)	16,000		430,400
Nextel Communications, Inc. Class A (a)	103,600		3,126,648
Nextel Partners, Inc. Class A (a)	86,000		2,042,500
SBA Communications Corp. Class A (a)	30,000		335,400
			7,125,588
TOTAL TELECOMMUNICATION SERVICES			24,414,373
UTILITIES - 1.2%
Electric Utilities - 0.9%
Entergy Corp.	31,700		2,277,011
PG&E Corp.	47,200		1,688,344
PPL Corp.	25,300		1,455,003
Southern Co.	29,200		991,340
Westar Energy, Inc.	25,000		576,750
Xcel Energy, Inc.	7,500		138,225
			7,126,673
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	30,600		455,634
TXU Corp.	5,200		417,456
			873,090
Multi-Utilities - 0.2%
CMS Energy Corp. (a)	108,700		1,438,101
Public Service Enterprise Group, Inc.	5,000		277,500
			1,715,601
TOTAL UTILITIES			9,715,364
TOTAL COMMON STOCKS (Cost $539,060,317)		584,897,803
Preferred Stocks - 15.2%

Convertible Preferred Stocks - 5.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	82,700		1,571,300
Preferred Stocks - continued
	Shares		Value (Note 1)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100		$ 404,000
TOTAL CONSUMER DISCRETIONARY			1,975,300
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
El Paso Corp. 4.99% (f)	10,000		9,853,407
Valero Energy Corp. 2.00%	96,600		6,589,086
			16,442,493
FINANCIALS - 0.7%
Diversified Financial Services - 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000		1,957,500
Insurance - 0.5%
Fortis Insurance NV 7.75% (f)	3,734		3,978,577
TOTAL FINANCIALS			5,936,077
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Kansas City Southern 4.25%	1,370		966,399
MATERIALS - 0.9%
Chemicals - 0.2%
Celanese Corp. 4.25%	78,900		1,839,948
Containers & Packaging - 0.6%
Owens-Illinois, Inc. 4.75%	113,510		4,665,261
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	1,050		932,579
TOTAL MATERIALS			7,437,788
UTILITIES - 1.3%
Electric Utilities - 0.8%
AES Trust VII 6.00%	140,500		6,603,500
Preferred Stocks - continued
	Shares		Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. 4.00% (f)	3,900		$ 4,035,330
TOTAL UTILITIES			10,638,830
TOTAL CONVERTIBLE PREFERRED STOCKS			43,396,887
Nonconvertible Preferred Stocks - 10.0%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
PRIMEDIA, Inc. Series H, 8.625%	20,145		1,984,283
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10		1,070,250
FINANCIALS - 6.5%
Capital Markets - 1.4%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000		774,750
Series G, 5.49%	15,000		756,000
Goldman Sachs Group, Inc. Series A, 3.9106%	120,000		2,976,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015		4,391,010
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000		2,836,800
			11,734,560
Commercial Banks - 1.4%
ABN Amro Capital Funding Trust VII 6.08%	40,400		1,012,424
First Tennessee Bank NA, Memphis 3.90% (f)	5,000		4,900,000
HSBC USA, Inc. Series F, 3.87%	160,000		3,964,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400		1,769,700
			11,646,924
Consumer Finance - 0.3%
SLM Corp. Series A, 6.97%	43,400		2,488,990
Diversified Financial Services - 0.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000		491,400
JPMorgan Chase & Co. (depositary shares) Series H, 6.625%	6,530		341,193
			832,593
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - 1.1%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510		$ 1,202,284
Series V, 8.00%	79,000		2,013,710
CenterPoint Properties Trust Series D, 5.377%	1,000		997,500
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800		2,366,260
Gables Residential Trust Series D, 7.50%	40,000		1,024,800
Host Marriott Corp. Series E, 8.875%	20,000		547,000
Vornado Realty Trust Series E, 7.00%	40,000		1,031,600
			9,183,154
Thrifts & Mortgage Finance - 2.2%
Fannie Mae:
7.00%	42,200		2,363,200
Series H, 5.81%	49,200		2,405,388
Series L, 5.125%	90,900		4,026,870
Series N, 5.50%	71,650		3,403,375
Freddie Mac:
Series F, 5.00%	12,000		513,000
Series H, 5.10%	10,300		442,900
Series K, 5.79%	35,200		1,786,400
Series O, 5.81%	19,500		975,000
Series R, 5.70%	57,000		2,785,020
			18,701,153
TOTAL FINANCIALS			54,587,374
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
RC Trust I 7.00% (a)	9,680		496,705
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900		950,400
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400		481,920
TOTAL MATERIALS			1,432,320
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
UTILITIES - 2.9%
Electric Utilities - 2.7%
Alabama Power Co. 5.30%	88,600		$ 2,281,450
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705		2,682,482
Duquesne Light Co. 6.50%	106,050		5,537,931
FPL Group Capital Trust I 5.875%	20,000		503,000
Heco Capital Trust III 6.50%	12,000		311,880
Monongahela Power Co. Series L, 7.73%	10,800		1,145,813
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900		397,150
Series D 5.00%	69,200		1,522,400
Southern California Edison Co.:
4.78%	46,500		1,006,725
5.349%	40,000		4,035,000
Series B, 4.08%	27,271		515,695
Series C, 4.24%	94,600		1,814,428
Series D, 4.32%	70,000		1,382,500
			23,136,454
Multi-Utilities - 0.2%
San Diego Gas & Electric Co. 1.70%	67,548		1,760,470
TOTAL UTILITIES			24,896,924
TOTAL NONCONVERTIBLE PREFERRED STOCKS			84,467,856
TOTAL PREFERRED STOCKS (Cost $125,129,329)		127,864,743
Money Market Funds - 0.6%
	Shares		Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	3,073,299		$ 3,073,299
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	2,351,800		2,351,800
TOTAL MONEY MARKET FUNDS (Cost $5,425,099)		5,425,099
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,737,972)			842,874,460
NET OTHER ASSETS - 0.0%			(221,762)
NET ASSETS - 100%		$ 842,652,698
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,558,775 or 4.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	2.6%
BBB	1.9%
BB	2.4%
B	3.8%
CCC, CC, C	1.0%
Not Rated	3.1%
Equities	84.6%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $7,500,939 all of which will expire on November 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,265,396) (cost $795,737,972) - See accompanying schedule		$ 842,874,460
Cash		528,354
Receivable for investments sold		5,106,899
Receivable for fund shares sold		2,073,261
Dividends receivable		1,130,582
Interest receivable		966,583
Prepaid expenses		1,145
Other receivables		80,576
Total assets		852,761,860

Liabilities
Payable for investments purchased	$ 6,286,939
Payable for fund shares redeemed	794,204
Accrued management fee	394,410
Distribution fees payable	77,177
Other affiliated payables	157,603
Other payables and accrued expenses	47,029
Collateral on securities loaned, at value	2,351,800
Total liabilities		10,109,162

Net Assets		$ 842,652,698
Net Assets consist of:
Paid in capital		$ 799,308,259
Undistributed net investment income		2,166,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,958,921)
Net unrealized appreciation (depreciation) on investments		47,136,488
Net Assets		$ 842,652,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,050,593 ÷ 2,657,445 shares)	$ 11.31

Maximum offering price per share (100/94.25 of $11.31)	$ 12.00
Class T: Net Asset Value and redemption price per share ($62,580,453 ÷ 5,540,806 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($17,030,533 ÷ 1,510,994 shares) A	$ 11.27

Class C: Net Asset Value and offering price per share ($39,580,816 ÷ 3,510,593 shares) A	$ 11.27

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($686,209,355 ÷ 60,555,998 shares)	$ 11.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,200,948 ÷ 635,834 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Dividends		$ 8,343,618
Interest		1,582,307
Security lending		13,173
Total income		9,939,098

Expenses
Management fee	$ 2,063,524
Transfer agent fees	729,550
Distribution fees	410,567
Accounting and security lending fees	135,489
Independent trustees' compensation	1,600
Custodian fees and expenses	15,959
Registration fees	116,815
Audit	20,718
Legal	792
Miscellaneous	25,387
Total expenses before reductions	3,520,401
Expense reductions	(92,051)	3,428,350
Net investment income (loss)		6,510,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,399,316
Foreign currency transactions	(6,983)
Futures contracts	364,449
Total net realized gain (loss)		2,756,782
Change in net unrealized appreciation (depreciation) on: Investment securities	8,317,292
Futures contracts	(290,281)
Total change in net unrealized appreciation (depreciation)		8,027,011
Net gain (loss)		10,783,793
Net increase (decrease) in net assets resulting from operations		$ 17,294,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	December 23, 2003 (commencement of operations) to November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,510,748	$ 6,636,433
Net realized gain (loss)	2,756,782	(8,238,032)
Change in net unrealized appreciation (depreciation)	8,027,011	39,109,477
Net increase (decrease) in net assets resulting from operations	17,294,541	37,507,878
Distributions to shareholders from net investment income	(6,807,525)	(4,647,719)
Share transactions - net increase (decrease)	250,397,355	548,908,168
Total increase (decrease) in net assets	260,884,371	581,768,327

Net Assets
Beginning of period	581,768,327	-
End of period (including undistributed net investment income of $2,166,872 and undistributed net investment income of $2,463,649, respectively)	$ 842,652,698	$ 581,768,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.16
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.32	1.20
Distributions from net investment income	(.10)	(.11)
Net asset value, end of period	$ 11.31	$ 11.09
Total Return B, C, D	2.89%	12.01%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.20% A
Expenses net of voluntary waivers, if any	1.18% A	1.20% A
Expenses net of all reductions	1.15% A	1.17% A
Net investment income (loss)	1.60% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,051	$ 21,985
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.13
Net realized and unrealized gain (loss)	.22	1.04
Total from investment operations	.30	1.17
Distributions from net investment income	(.09)	(.09)
Net asset value, end of period	$ 11.29	$ 11.08
Total Return B, C, D	2.71%	11.75%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A	1.45% A
Expenses net of voluntary waivers, if any	1.41% A	1.45% A
Expenses net of all reductions	1.38% A	1.42% A
Net investment income (loss)	1.37% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,580	$ 36,526
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09
Net realized and unrealized gain (loss)	.22	1.03
Total from investment operations	.27	1.12
Distributions from net investment income	(.06)	(.06)
Net asset value, end of period	$ 11.27	$ 11.06
Total Return B, C, D	2.45%	11.24%
Ratios to Average Net Assets G
Expenses before expense reductions	1.98% A	1.99% A
Expenses net of voluntary waivers, if any	1.96% A	1.95% A
Expenses net of all reductions	1.94% A	1.92% A
Net investment income (loss)	.81% A	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,031	$ 13,457
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09
Net realized and unrealized gain (loss)	.22	1.03
Total from investment operations	.27	1.12
Distributions from net investment income	(.06)	(.06)
Net asset value, end of period	$ 11.27	$ 11.06
Total Return B, C, D	2.45%	11.24%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	1.94% A
Expenses net of voluntary waivers, if any	1.92% A	1.94% A
Expenses net of all reductions	1.90% A	1.92% A
Net investment income (loss)	.86% A	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,581	$ 28,795
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend & Income

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.19
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.34	1.23
Distributions from net investment income	(.12)	(.12)
Net asset value, end of period	$ 11.33	$ 11.11
Total Return B, C	3.03%	12.32%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A	.90% A
Expenses net of voluntary waivers, if any	.85% A	.90% A
Expenses net of all reductions	.82% A	.87% A
Net investment income (loss)	1.93% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,209	$ 476,032
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to November 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.19
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.34	1.23
Distributions from net investment income	(.12)	(.12)
Net asset value, end of period	$ 11.33	$ 11.11
Total Return B, C	3.03%	12.38%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.88% A
Expenses net of voluntary waivers, if any	.86% A	.88% A
Expenses net of all reductions	.83% A	.85% A
Net investment income (loss)	1.92% A	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,201	$ 4,973
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to November 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 68,119,278
Unrealized depreciation	(22,000,578)
Net unrealized appreciation (depreciation)	$ 46,118,700
Cost for federal income tax purposes	$ 796,755,760

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $470,406,358 and $192,130,097, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 32,561	$ 921
Class T	.25%	.25%	128,602	5,459
Class B	.75%	.25%	76,236	58,607
Class C	.75%	.25%	173,168	96,756
			$ 410,567	$ 161,743

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,102
Class T	22,304
Class B*	13,880
Class C*	5,080
$ 85,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 35,073	.27*
Class T	64,434	.25*
Class B	24,103	.32*
Class C	45,161	.26*
Strategic Dividend & Income	554,572	.19*
Institutional Class	6,207	.20*
	$ 729,550

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $332,125 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,352 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.95% - 2.00%*	$ 830

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $89,138 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,083.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004 A
From net investment income
Class A	$ 221,872	$ 159,582
Class T	379,633	189,189
Class B	79,301	55,805
Class C	176,630	123,216
Strategic Dividend & Income	5,889,346	4,080,966
Institutional Class	60,743	38,961
Total	$ 6,807,525	$ 4,647,719

A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004 A	Six months ended May 31, 2005	Year ended November 30, 2004 A
Class A
Shares sold	945,174	2,191,945	$ 10,632,823	$ 22,746,005
Reinvestment of distributions	14,429	10,552	161,896	110,590
Shares redeemed	(283,858)	(220,797)	(3,197,318)	(2,287,113)
Net increase (decrease)	675,745	1,981,700	$ 7,597,401	$ 20,569,482
Class T
Shares sold	2,461,830	3,511,538	$ 27,682,850	$ 36,655,001
Reinvestment of distributions	27,642	14,112	309,837	147,959
Shares redeemed	(243,930)	(230,386)	(2,743,523)	(2,405,951)
Net increase (decrease)	2,245,542	3,295,264	$ 25,249,164	$ 34,397,009
Class B
Shares sold	443,118	1,285,173	$ 4,965,326	$ 13,296,297
Reinvestment of distributions	5,522	3,976	61,845	41,558
Shares redeemed	(154,003)	(72,792)	(1,725,267)	(752,799)
Net increase (decrease)	294,637	1,216,357	$ 3,301,904	$ 12,585,056
Class C
Shares sold	1,131,181	2,813,304	$ 12,713,889	$ 29,175,332
Reinvestment of distributions	10,217	7,379	114,448	77,088
Shares redeemed	(233,398)	(218,090)	(2,626,452)	(2,262,584)
Net increase (decrease)	908,000	2,602,593	$ 10,201,885	$ 26,989,836
Strategic Dividend & Income
Shares sold	24,047,095	55,474,221	$ 273,030,767	$ 580,932,738
Reinvestment of distributions	460,165	341,097	5,169,716	3,577,556
Shares redeemed	(6,782,353)	(12,984,227)	(76,278,334)	(134,752,835)
Net increase (decrease)	17,724,907	42,831,091	$ 201,922,149	$ 449,757,459
Institutional Class
Shares sold	207,734	464,040	$ 2,346,847	$ 4,776,823
Reinvestment of distributions	2,531	1,845	28,422	19,348
Shares redeemed	(22,098)	(18,218)	(250,417)	(186,845)
Net increase (decrease)	188,167	447,667	$ 2,124,852	$ 4,609,326

A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker Non-Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000
Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000
Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000
Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000
Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000
William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000
Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000
Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000
Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-USAN-0705
1.802530.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Strategic Dividend & Income®

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,028.90	$ 5.97
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,027.10	$ 7.13
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.09
Class B
Actual	$ 1,000.00	$ 1,024.50	$ 9.89
Hypothetical A	$ 1,000.00	$ 1,015.16	$ 9.85
Class C
Actual	$ 1,000.00	$ 1,024.50	$ 9.69
Hypothetical A	$ 1,000.00	$ 1,015.36	$ 9.65
Strategic Dividend & Income
Actual	$ 1,000.00	$ 1,030.30	$ 4.30
Hypothetical A	$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 1,030.30	$ 4.35
Hypothetical A	$ 1,000.00	$ 1,020.64	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.41%
Class B	1.96%
Class C	1.92%
Strategic Dividend & Income	.85%
Institutional Class	.86%

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.6	3.3
Exxon Mobil Corp.	2.0	2.1
American International Group, Inc.	1.7	1.5
Honeywell International, Inc.	1.6	1.3
Bank of America Corp.	1.4	1.8
El Paso Corp. 4.99%	1.2	0.0
Altria Group, Inc.	1.1	0.9
Baxter International, Inc.	1.0	0.8
Simon Property Group, Inc.	0.9	0.5
Wachovia Corp.	0.8	1.0
	15.3
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.5	28.5
Industrials	11.0	12.0
Information Technology	10.3	7.7
Health Care	10.0	10.4
Energy	9.9	9.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Common Stocks 69.4%		Common Stocks 66.3%
	Preferred Stocks 15.2%		Preferred Stocks 14.4%
	Convertible Bonds 14.8%		Convertible Bonds 13.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	5.3%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 14.8%
		Principal Amount		Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. 1.132% 4/29/33 (d)		$ 6,820,000		$ 5,393,256
Kerzner International Ltd. 2.375% 4/15/24		4,660,000		5,557,516
				10,950,772
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 4.75% 2/1/09		5,660,000		5,377,000
Media - 0.5%
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		580,000		511,537
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)		4,100,000		3,620,070
				4,131,607
TOTAL CONSUMER DISCRETIONARY				20,459,379
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Halliburton Co. 3.125% 7/15/23		4,260,000		5,450,031
FINANCIALS - 1.3%
Consumer Finance - 1.3%
American Express Co.:
1.85% 12/1/33 (d)(f)		1,800,000		1,847,250
1.85% 12/1/33 (d)		3,850,000		3,951,063
SLM Corp. 3.1106% 7/25/35 (g)		4,670,000		4,710,863
				10,509,176
HEALTH CARE - 4.7%
Biotechnology - 1.7%
Affymetrix, Inc. 0.75% 12/15/33		900,000		1,575,563
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08		4,780,000		4,409,550
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		3,960,000		3,425,400
Protein Design Labs, Inc. 2% 2/15/12 (f)		1,540,000		1,562,946
Serologicals Corp.:
4.75% 8/15/33 (f)		770,000		1,233,006
4.75% 8/15/33		1,500,000		2,401,959
				14,608,424
Health Care Equipment & Supplies - 2.6%
Bausch & Lomb, Inc. 3.46% 8/1/23 (g)		3,640,000		5,392,114
Cooper Companies, Inc. 2.625% 7/1/23		1,790,000		2,794,727
Cytyc Corp. 2.25% 3/15/24		2,900,000		2,925,520
Convertible Bonds - continued
		Principal Amount		Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)		$ 995,000		$ 1,408,661
2.5% 10/1/23		2,400,000		3,397,776
Medtronic, Inc. 1.25% 9/15/21		5,480,000		5,492,297
				21,411,095
Pharmaceuticals - 0.4%
MGI Pharma, Inc.:
1.6821% 3/2/24 (d)(f)		2,450,000		1,733,375
1.6821% 3/2/24 (d)		2,460,000		1,740,450
				3,473,825
TOTAL HEALTH CARE				39,493,344
INDUSTRIALS - 0.5%
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23		3,010,000		4,115,272
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.0%
Comverse Technology, Inc. 0% 5/15/23		3,650,000		5,046,125
Juniper Networks, Inc. 0% 6/15/08		2,260,000		3,065,780
				8,111,905
Computers & Peripherals - 0.2%
Maxtor Corp. 6.8% 4/30/10		1,510,000		1,363,741
Electronic Equipment & Instruments - 0.6%
Vishay Intertechnology, Inc. 3.625% 8/1/23		5,560,000		5,360,591
Internet Software & Services - 0.8%
Yahoo!, Inc. 0% 4/1/08		3,800,000		6,984,875
IT Services - 0.7%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)		1,240,000		1,453,574
4.125% 8/15/23		3,470,000		4,067,662
				5,521,236
Semiconductors & Semiconductor Equipment - 0.5%
Agere Systems, Inc. 6.5% 12/15/09		4,050,000		4,017,236
Convertible Bonds - continued
		Principal Amount		Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Red Hat, Inc. 0.5% 1/15/24		$ 4,440,000		$ 3,679,428
TOTAL INFORMATION TECHNOLOGY				35,039,012
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. 4% 7/15/10		2,340,000		4,144,725
Nextel Partners, Inc. 1.5% 11/15/08		2,920,000		5,475,876
				9,620,601
TOTAL CONVERTIBLE BONDS (Cost $126,123,227)			124,686,815
Common Stocks - 69.4%
	Shares
CONSUMER DISCRETIONARY - 6.3%
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	6,000		471,000
Coinmach Service Corp. unit	156,800		2,038,400
Service Corp. International (SCI)	60,000		454,800
ServiceMaster Co.	28,000		364,000
			3,328,200
Hotels, Restaurants & Leisure - 0.9%
Centerplate, Inc. unit	318,800		3,953,120
McDonald's Corp.	80,800		2,499,952
Starwood Hotels & Resorts Worldwide, Inc. unit	15,200		850,744
			7,303,816
Household Durables - 0.9%
Centex Corp.	19,000		1,244,120
KB Home	26,800		1,810,072
LG Electronics, Inc.	4,250		308,784
Sony Corp. sponsored ADR	81,000		3,018,870
Toll Brothers, Inc. (a)	15,000		1,388,850
			7,770,696
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	109,000		4,143,090
IAC/InterActiveCorp (a)	39,500		967,750
			5,110,840
Common Stocks - continued
	Shares		Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	116,500		$ 3,061,620
Leapfrog Enterprises, Inc. Class A (a)(e)	35,000		387,800
			3,449,420
Media - 2.4%
Clear Channel Communications, Inc.	43,600		1,274,428
Grupo Televisa SA de CV sponsored ADR	15,900		954,000
Lamar Advertising Co. Class A (a)	64,100		2,680,662
Liberty Media Corp. Class A (a)	80,000		831,200
News Corp. Class A	22,400		361,312
NTL, Inc. (a)	14,000		899,920
Omnicom Group, Inc.	17,000		1,392,130
Spanish Broadcasting System, Inc. Class A (a)	14,100		121,965
Time Warner, Inc. (a)	183,900		3,199,860
Univision Communications, Inc. Class A (a)	89,500		2,381,595
Valassis Communications, Inc. (a)	8,000		277,520
Viacom, Inc. Class B (non-vtg.)	77,130		2,644,788
Walt Disney Co.	113,700		3,119,928
XM Satellite Radio Holdings, Inc. Class A (a)	10,000		321,100
			20,460,408
Multiline Retail - 0.5%
99 Cents Only Stores (a)	52,000		630,240
Federated Department Stores, Inc.	14,000		944,300
JCPenney Co., Inc.	23,300		1,159,408
Nordstrom, Inc.	25,000		1,526,000
			4,259,948
Specialty Retail - 0.2%
bebe Stores, Inc.	25,000		962,750
Home Depot, Inc.	19,600		771,260
			1,734,010
TOTAL CONSUMER DISCRETIONARY			53,417,338
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	54,800		1,199,024
PepsiCo, Inc.	13,500		759,510
The Coca-Cola Co.	57,000		2,543,910
			4,502,444
Common Stocks - continued
	Shares		Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Kroger Co. (a)	45,000		$ 754,650
Rite Aid Corp. (a)	110,000		435,600
Safeway, Inc. (a)	58,600		1,289,786
Wal-Mart Stores, Inc.	42,000		1,983,660
Walgreen Co.	20,000		906,800
			5,370,496
Food Products - 0.7%
B&G Foods, Inc. unit	156,900		2,278,188
Corn Products International, Inc.	20,000		441,800
Interstate Bakeries Corp. (a)	14,600		94,024
Nestle SA (Reg.)	4,000		1,052,632
Ralcorp Holdings, Inc.	5,000		190,700
The J.M. Smucker Co.	8,000		398,480
Tyson Foods, Inc. Class A	50,000		923,000
			5,378,824
Household Products - 0.5%
Clorox Co.	9,200		537,372
Colgate-Palmolive Co.	67,000		3,347,990
			3,885,362
Personal Products - 0.2%
Gillette Co.	33,200		1,750,968
Tobacco - 1.1%
Altria Group, Inc.	137,800		9,251,892
TOTAL CONSUMER STAPLES			30,139,986
ENERGY - 7.3%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	9,300		429,567
BJ Services Co.	41,900		2,109,665
ENSCO International, Inc.	30,000		999,000
FMC Technologies, Inc. (a)	54,000		1,703,700
GlobalSantaFe Corp.	50,800		1,861,312
Halliburton Co.	115,200		4,923,648
Hornbeck Offshore Services, Inc.	32,000		788,800
National Oilwell Varco, Inc. (a)	61,514		2,768,130
Pride International, Inc. (a)	83,300		1,878,415
Schlumberger Ltd. (NY Shares)	32,500		2,222,025
Smith International, Inc.	21,000		1,233,960
Common Stocks - continued
	Shares		Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	49,200		$ 2,450,652
Weatherford International Ltd. (a)	44,400		2,334,108
			25,702,982
Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	18,400		1,081,184
Burlington Resources, Inc.	34,300		1,738,324
Chesapeake Energy Corp.	75,973		1,555,167
ChevronTexaco Corp.	72,100		3,877,538
ConocoPhillips	16,200		1,747,008
El Paso Corp.	70,000		723,800
Encore Acquisition Co. (a)	12,000		447,600
Exxon Mobil Corp.	293,800		16,511,560
Occidental Petroleum Corp.	24,300		1,776,573
Pioneer Natural Resources Co.	8,500		341,105
Quicksilver Resources, Inc. (a)	58,300		3,043,260
Shell Transport & Trading Co. PLC sponsored ADR	9,000		472,050
Valero Energy Corp.	36,000		2,470,320
			35,785,489
TOTAL ENERGY			61,488,471
FINANCIALS - 23.0%
Capital Markets - 2.0%
Bear Stearns Companies, Inc.	9,200		911,168
Eurocastle Investment Ltd.	9,200		195,288
Lehman Brothers Holdings, Inc.	20,800		1,917,760
Merrill Lynch & Co., Inc.	107,600		5,838,376
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	237,700		5,787,995
Nuveen Investments, Inc. Class A	32,000		1,153,600
State Street Corp.	18,000		864,000
TradeStation Group, Inc. (a)	59,500		438,515
			17,106,702
Commercial Banks - 2.8%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (e)	55,000		1,758,350
Bank of America Corp.	254,914		11,807,616
UCBH Holdings, Inc.	31,600		540,360
Wachovia Corp.	141,884		7,200,613
Wells Fargo & Co.	40,800		2,464,728
			23,771,667
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Consumer Finance - 0.1%
Capital One Financial Corp.	13,650		$ 1,029,210
Diversified Financial Services - 0.9%
Citigroup, Inc.	119,000		5,606,090
JPMorgan Chase & Co.	57,404		2,052,193
			7,658,283
Insurance - 3.4%
ACE Ltd.	62,200		2,688,284
AMBAC Financial Group, Inc.	21,600		1,558,440
American International Group, Inc.	256,500		14,248,575
Hartford Financial Services Group, Inc.	30,500		2,281,095
Hilb Rogal & Hobbs Co.	34,000		1,159,060
MetLife, Inc.	13,900		619,940
PartnerRe Ltd.	40,000		2,642,800
Scottish Re Group Ltd.	20,000		467,600
The Chubb Corp.	7,000		589,610
W.R. Berkley Corp.	61,400		2,177,244
			28,432,648
Real Estate - 12.6%
American Financial Realty Trust (SBI)	6,700		102,845
AvalonBay Communities, Inc.	35,460		2,654,890
Boston Properties, Inc.	75,814		5,064,375
CarrAmerica Realty Corp.	55,880		1,931,772
Catellus Development Corp.	89,390		2,616,445
CBL & Associates Properties, Inc.	16,870		1,374,399
CenterPoint Properties Trust (SBI)	48,530		2,028,554
Correctional Properties Trust	34,400		894,400
Duke Realty Corp.	107,560		3,320,377
Education Realty Trust, Inc.	15,500		266,135
Equity Lifestyle Properties, Inc.	35,160		1,332,564
Equity Office Properties Trust	191,910		6,235,156
Equity Residential (SBI)	191,780		6,884,902
Federal Realty Investment Trust (SBI)	28,820		1,590,864
General Growth Properties, Inc.	161,025		6,268,703
Global Signal, Inc.	5,900		205,497
GMH Communities Trust	47,100		642,915
Healthcare Realty Trust, Inc.	29,300		1,145,337
Highwoods Properties, Inc. (SBI)	73,370		2,019,142
HomeBanc Mortgage Corp., Georgia	40,100		378,544
Inland Real Estate Corp.	90,740		1,415,544
Innkeepers USA Trust (SBI)	195,580		2,642,286
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Kilroy Realty Corp.	12,620		$ 570,172
Kimco Realty Corp.	77,390		4,470,046
MeriStar Hospitality Corp. (a)	220,300		1,848,317
National Health Investors, Inc.	7,100		189,357
National Health Realty, Inc.	12,600		234,360
Newcastle Investment Corp.	3,600		110,664
Pan Pacific Retail Properties, Inc.	39,710		2,535,484
Pennsylvania Real Estate Investment Trust (SBI)	7,100		312,400
Plum Creek Timber Co., Inc.	88,680		3,108,234
ProLogis	146,990		6,003,072
Public Storage, Inc.	55,340		3,327,594
Rayonier, Inc.	7,980		418,870
Reckson Associates Realty Corp.	119,960		3,789,536
Regency Centers Corp.	12,000		670,200
Shurgard Storage Centers, Inc. Class A	8,500		371,025
Simon Property Group, Inc.	107,110		7,360,599
SL Green Realty Corp.	40,800		2,527,560
Tanger Factory Outlet Centers, Inc.	32,400		784,404
Trizec Properties, Inc.	178,650		3,485,462
Trustreet Properties, Inc.	12,700		200,025
United Dominion Realty Trust, Inc. (SBI)	158,920		3,663,106
Ventas, Inc.	65,450		1,867,943
Vornado Realty Trust	82,250		6,473,075
Weingarten Realty Investors (SBI)	12,700		482,727
			105,819,878
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	48,400		2,867,216
Freddie Mac	25,900		1,684,536
Golden West Financial Corp., Delaware	16,800		1,052,016
New York Community Bancorp, Inc.	38,000		692,360
Sovereign Bancorp, Inc.	74,500		1,662,840
W Holding Co., Inc.	24,480		221,054
Washington Mutual, Inc.	41,000		1,693,300
			9,873,322
TOTAL FINANCIALS			193,691,710
HEALTH CARE - 5.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	12,000		750,960
Common Stocks - continued
	Shares		Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	102,000		$ 693,600
Genentech, Inc. (a)	10,000		792,500
MedImmune, Inc. (a)	62,900		1,660,560
ONYX Pharmaceuticals, Inc. (a)	18,000		449,820
			4,347,440
Health Care Equipment & Supplies - 2.5%
Aspect Medical Systems, Inc. (a)	15,000		482,400
Baxter International, Inc.	221,600		8,177,040
CONMED Corp. (a)	15,000		470,100
Dade Behring Holdings, Inc.	11,700		782,145
Medtronic, Inc.	83,100		4,466,625
PerkinElmer, Inc.	64,000		1,224,320
Syneron Medical Ltd.	15,800		532,776
Thermo Electron Corp. (a)	11,400		300,048
Varian, Inc. (a)	15,000		558,000
Waters Corp. (a)	104,500		4,059,825
			21,053,279
Health Care Providers & Services - 0.4%
McKesson Corp.	19,000		765,130
Omnicare, Inc.	9,000		344,880
Sierra Health Services, Inc. (a)	14,000		924,980
UnitedHealth Group, Inc.	32,200		1,564,276
			3,599,266
Pharmaceuticals - 1.9%
Allergan, Inc.	8,000		618,480
Bristol-Myers Squibb Co.	25,000		634,000
Connetics Corp. (a)	15,000		334,050
Eli Lilly & Co.	17,000		991,100
Merck & Co., Inc.	28,000		908,320
Pfizer, Inc.	127,000		3,543,300
Schering-Plough Corp.	262,600		5,120,700
Valeant Pharmaceuticals International	12,000		247,560
Wyeth	81,800		3,547,666
			15,945,176
TOTAL HEALTH CARE			44,945,161
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.9%
Hexcel Corp. (a)	56,700		$ 926,478
Honeywell International, Inc.	363,300		13,162,359
Lockheed Martin Corp.	59,100		3,834,999
Precision Castparts Corp.	19,700		1,531,281
Raytheon Co.	60,900		2,384,844
The Boeing Co.	41,900		2,677,410
			24,517,371
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	26,000		494,780
Expeditors International of Washington, Inc.	11,000		560,780
			1,055,560
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900		872,848
AirTran Holdings, Inc. (a)	22,000		214,720
JetBlue Airways Corp. (a)	39,900		867,027
Ryanair Holdings PLC sponsored ADR (a)	10,000		456,900
Southwest Airlines Co.	45,100		656,205
			3,067,700
Building Products - 0.3%
Masco Corp.	73,100		2,340,662
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	106,200		2,648,628
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	58,342		1,260,187
Fluor Corp.	42,100		2,418,645
Foster Wheeler Ltd. (a)	15,000		222,000
Jacobs Engineering Group, Inc. (a)	32,000		1,682,560
MasTec, Inc. (a)	79,000		668,340
			6,251,732
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	70,000		458,500
Cooper Industries Ltd. Class A	8,000		551,520
Rockwell Automation, Inc.	16,000		821,920
			1,831,940
Industrial Conglomerates - 4.4%
General Electric Co.	834,200		30,431,614
Tyco International Ltd.	222,100		6,425,353
			36,856,967
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.3%
ITT Industries, Inc.	20,000		$ 1,900,000
Lincoln Electric Holdings, Inc.	14,000		458,640
Mueller Industries, Inc.	9,000		243,000
			2,601,640
Marine - 0.1%
Alexander & Baldwin, Inc.	13,000		577,850
Road & Rail - 0.5%
Norfolk Southern Corp.	89,700		2,863,224
Union Pacific Corp.	18,800		1,258,848
			4,122,072
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	20,000		291,000
WESCO International, Inc. (a)	29,000		846,800
			1,137,800
TOTAL INDUSTRIALS			87,009,922
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
Avaya, Inc. (a)	60,000		549,000
Comverse Technology, Inc. (a)	48,000		1,129,440
Juniper Networks, Inc. (a)	76,000		1,948,640
Motorola, Inc.	26,000		451,620
Nokia Corp. sponsored ADR	134,000		2,259,240
			6,337,940
Computers & Peripherals - 0.7%
EMC Corp. (a)	75,000		1,054,500
Hewlett-Packard Co.	101,900		2,293,769
International Business Machines Corp.	7,700		581,735
Maxtor Corp. (a)	55,000		301,950
Western Digital Corp. (a)	103,200		1,549,032
			5,780,986
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	128,600		3,087,686
Amphenol Corp. Class A	19,700		835,083
Avnet, Inc. (a)	5,000		104,600
BEI Technologies, Inc.	11,000		282,810
Common Stocks - continued
	Shares		Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FARO Technologies, Inc. (a)	10,100		$ 280,982
Symbol Technologies, Inc.	119,200		1,371,992
			5,963,153
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	40,000		561,600
Google, Inc. Class A (sub. vtg.)	10,000		2,784,000
Yahoo!, Inc. (a)	59,500		2,213,400
			5,559,000
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	29,000		1,500,170
Anteon International Corp. (a)	34,500		1,524,555
Ceridian Corp. (a)	45,000		858,150
			3,882,875
Office Electronics - 0.1%
Xerox Corp. (a)	67,000		909,190
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	32,000		1,186,560
Cabot Microelectronics Corp. (a)(e)	39,400		1,234,402
Freescale Semiconductor, Inc. Class A	105,500		2,131,100
Intel Corp.	152,000		4,093,360
PMC-Sierra, Inc. (a)	42,000		368,340
Samsung Electronics Co. Ltd.	1,480		718,333
			9,732,095
Software - 1.6%
BEA Systems, Inc. (a)	78,900		665,127
Electronic Arts, Inc. (a)	11,000		577,940
Macrovision Corp. (a)	7,000		147,070
Microsoft Corp.	249,900		6,447,420
NAVTEQ Corp.	22,900		873,635
Oracle Corp. (a)	113,000		1,448,660
PalmSource, Inc. (a)	9,700		97,291
Siebel Systems, Inc. (a)	100,000		922,000
Symantec Corp. (a)	89,000		2,012,290
TIBCO Software, Inc. (a)	52,000		329,680
			13,521,113
TOTAL INFORMATION TECHNOLOGY			51,686,352
Common Stocks - continued
	Shares		Value (Note 1)
MATERIALS - 3.4%
Chemicals - 2.4%
Dow Chemical Co.	60,300		$ 2,730,987
E.I. du Pont de Nemours & Co.	125,600		5,841,656
Ecolab, Inc.	15,100		488,183
Ferro Corp.	40,000		769,600
Lyondell Chemical Co.	237,733		5,643,781
Monsanto Co.	34,000		1,938,000
Mosaic Co. (a)	50,000		654,000
Nalco Holding Co.	45,000		797,400
Praxair, Inc.	14,000		656,180
Rohm & Haas Co.	15,000		699,750
			20,219,537
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	25,000		372,250
Owens-Illinois, Inc. (a)	84,700		2,177,637
Packaging Corp. of America	65,400		1,428,336
Smurfit-Stone Container Corp. (a)	127,200		1,382,664
			5,360,887
Metals & Mining - 0.3%
Alcoa, Inc.	55,700		1,509,470
Freeport-McMoRan Copper & Gold, Inc. Class B	12,000		423,600
Newmont Mining Corp.	16,800		625,632
			2,558,702
Paper & Forest Products - 0.0%
Wausau-Mosinee Paper Corp.	20,000		250,000
TOTAL MATERIALS			28,389,126
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
CenturyTel, Inc.	48,689		1,596,512
Cincinnati Bell, Inc. (a)	100,000		395,000
Citizens Communications Co.	16,400		223,696
Covad Communications Group, Inc. (a)	685,300		863,478
New Skies Satellites Holdings Ltd.	20,000		354,000
SBC Communications, Inc.	307,800		7,196,364
Telewest Global, Inc. (a)	114,100		2,385,831
Verizon Communications, Inc.	120,800		4,273,904
			17,288,785
Common Stocks - continued
	Shares		Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	66,000		$ 1,190,640
Leap Wireless International, Inc. (a)	16,000		430,400
Nextel Communications, Inc. Class A (a)	103,600		3,126,648
Nextel Partners, Inc. Class A (a)	86,000		2,042,500
SBA Communications Corp. Class A (a)	30,000		335,400
			7,125,588
TOTAL TELECOMMUNICATION SERVICES			24,414,373
UTILITIES - 1.2%
Electric Utilities - 0.9%
Entergy Corp.	31,700		2,277,011
PG&E Corp.	47,200		1,688,344
PPL Corp.	25,300		1,455,003
Southern Co.	29,200		991,340
Westar Energy, Inc.	25,000		576,750
Xcel Energy, Inc.	7,500		138,225
			7,126,673
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	30,600		455,634
TXU Corp.	5,200		417,456
			873,090
Multi-Utilities - 0.2%
CMS Energy Corp. (a)	108,700		1,438,101
Public Service Enterprise Group, Inc.	5,000		277,500
			1,715,601
TOTAL UTILITIES			9,715,364
TOTAL COMMON STOCKS (Cost $539,060,317)		584,897,803
Preferred Stocks - 15.2%

Convertible Preferred Stocks - 5.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	82,700		1,571,300
Preferred Stocks - continued
	Shares		Value (Note 1)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100		$ 404,000
TOTAL CONSUMER DISCRETIONARY			1,975,300
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
El Paso Corp. 4.99% (f)	10,000		9,853,407
Valero Energy Corp. 2.00%	96,600		6,589,086
			16,442,493
FINANCIALS - 0.7%
Diversified Financial Services - 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000		1,957,500
Insurance - 0.5%
Fortis Insurance NV 7.75% (f)	3,734		3,978,577
TOTAL FINANCIALS			5,936,077
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Kansas City Southern 4.25%	1,370		966,399
MATERIALS - 0.9%
Chemicals - 0.2%
Celanese Corp. 4.25%	78,900		1,839,948
Containers & Packaging - 0.6%
Owens-Illinois, Inc. 4.75%	113,510		4,665,261
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	1,050		932,579
TOTAL MATERIALS			7,437,788
UTILITIES - 1.3%
Electric Utilities - 0.8%
AES Trust VII 6.00%	140,500		6,603,500
Preferred Stocks - continued
	Shares		Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. 4.00% (f)	3,900		$ 4,035,330
TOTAL UTILITIES			10,638,830
TOTAL CONVERTIBLE PREFERRED STOCKS			43,396,887
Nonconvertible Preferred Stocks - 10.0%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
PRIMEDIA, Inc. Series H, 8.625%	20,145		1,984,283
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10		1,070,250
FINANCIALS - 6.5%
Capital Markets - 1.4%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000		774,750
Series G, 5.49%	15,000		756,000
Goldman Sachs Group, Inc. Series A, 3.9106%	120,000		2,976,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015		4,391,010
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000		2,836,800
			11,734,560
Commercial Banks - 1.4%
ABN Amro Capital Funding Trust VII 6.08%	40,400		1,012,424
First Tennessee Bank NA, Memphis 3.90% (f)	5,000		4,900,000
HSBC USA, Inc. Series F, 3.87%	160,000		3,964,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400		1,769,700
			11,646,924
Consumer Finance - 0.3%
SLM Corp. Series A, 6.97%	43,400		2,488,990
Diversified Financial Services - 0.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000		491,400
JPMorgan Chase & Co. (depositary shares) Series H, 6.625%	6,530		341,193
			832,593
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - 1.1%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510		$ 1,202,284
Series V, 8.00%	79,000		2,013,710
CenterPoint Properties Trust Series D, 5.377%	1,000		997,500
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800		2,366,260
Gables Residential Trust Series D, 7.50%	40,000		1,024,800
Host Marriott Corp. Series E, 8.875%	20,000		547,000
Vornado Realty Trust Series E, 7.00%	40,000		1,031,600
			9,183,154
Thrifts & Mortgage Finance - 2.2%
Fannie Mae:
7.00%	42,200		2,363,200
Series H, 5.81%	49,200		2,405,388
Series L, 5.125%	90,900		4,026,870
Series N, 5.50%	71,650		3,403,375
Freddie Mac:
Series F, 5.00%	12,000		513,000
Series H, 5.10%	10,300		442,900
Series K, 5.79%	35,200		1,786,400
Series O, 5.81%	19,500		975,000
Series R, 5.70%	57,000		2,785,020
			18,701,153
TOTAL FINANCIALS			54,587,374
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
RC Trust I 7.00% (a)	9,680		496,705
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900		950,400
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400		481,920
TOTAL MATERIALS			1,432,320
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
UTILITIES - 2.9%
Electric Utilities - 2.7%
Alabama Power Co. 5.30%	88,600		$ 2,281,450
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705		2,682,482
Duquesne Light Co. 6.50%	106,050		5,537,931
FPL Group Capital Trust I 5.875%	20,000		503,000
Heco Capital Trust III 6.50%	12,000		311,880
Monongahela Power Co. Series L, 7.73%	10,800		1,145,813
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900		397,150
Series D 5.00%	69,200		1,522,400
Southern California Edison Co.:
4.78%	46,500		1,006,725
5.349%	40,000		4,035,000
Series B, 4.08%	27,271		515,695
Series C, 4.24%	94,600		1,814,428
Series D, 4.32%	70,000		1,382,500
			23,136,454
Multi-Utilities - 0.2%
San Diego Gas & Electric Co. 1.70%	67,548		1,760,470
TOTAL UTILITIES			24,896,924
TOTAL NONCONVERTIBLE PREFERRED STOCKS			84,467,856
TOTAL PREFERRED STOCKS (Cost $125,129,329)		127,864,743
Money Market Funds - 0.6%
	Shares		Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	3,073,299		$ 3,073,299
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	2,351,800		2,351,800
TOTAL MONEY MARKET FUNDS (Cost $5,425,099)		5,425,099
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,737,972)			842,874,460
NET OTHER ASSETS - 0.0%			(221,762)
NET ASSETS - 100%		$ 842,652,698
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,558,775 or 4.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	2.6%
BBB	1.9%
BB	2.4%
B	3.8%
CCC, CC, C	1.0%
Not Rated	3.1%
Equities	84.6%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $7,500,939 all of which will expire on November 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,265,396) (cost $795,737,972) - See accompanying schedule		$ 842,874,460
Cash		528,354
Receivable for investments sold		5,106,899
Receivable for fund shares sold		2,073,261
Dividends receivable		1,130,582
Interest receivable		966,583
Prepaid expenses		1,145
Other receivables		80,576
Total assets		852,761,860

Liabilities
Payable for investments purchased	$ 6,286,939
Payable for fund shares redeemed	794,204
Accrued management fee	394,410
Distribution fees payable	77,177
Other affiliated payables	157,603
Other payables and accrued expenses	47,029
Collateral on securities loaned, at value	2,351,800
Total liabilities		10,109,162

Net Assets		$ 842,652,698
Net Assets consist of:
Paid in capital		$ 799,308,259
Undistributed net investment income		2,166,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,958,921)
Net unrealized appreciation (depreciation) on investments		47,136,488
Net Assets		$ 842,652,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,050,593 ÷ 2,657,445 shares)	$ 11.31

Maximum offering price per share (100/94.25 of $11.31)	$ 12.00
Class T: Net Asset Value and redemption price per share ($62,580,453 ÷ 5,540,806 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($17,030,533 ÷ 1,510,994 shares) A	$ 11.27

Class C: Net Asset Value and offering price per share ($39,580,816 ÷ 3,510,593 shares) A	$ 11.27

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($686,209,355 ÷ 60,555,998 shares)	$ 11.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,200,948 ÷ 635,834 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Dividends		$ 8,343,618
Interest		1,582,307
Security lending		13,173
Total income		9,939,098

Expenses
Management fee	$ 2,063,524
Transfer agent fees	729,550
Distribution fees	410,567
Accounting and security lending fees	135,489
Independent trustees' compensation	1,600
Custodian fees and expenses	15,959
Registration fees	116,815
Audit	20,718
Legal	792
Miscellaneous	25,387
Total expenses before reductions	3,520,401
Expense reductions	(92,051)	3,428,350
Net investment income (loss)		6,510,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,399,316
Foreign currency transactions	(6,983)
Futures contracts	364,449
Total net realized gain (loss)		2,756,782
Change in net unrealized appreciation (depreciation) on: Investment securities	8,317,292
Futures contracts	(290,281)
Total change in net unrealized appreciation (depreciation)		8,027,011
Net gain (loss)		10,783,793
Net increase (decrease) in net assets resulting from operations		$ 17,294,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	December 23, 2003 (commencement of operations) to November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,510,748	$ 6,636,433
Net realized gain (loss)	2,756,782	(8,238,032)
Change in net unrealized appreciation (depreciation)	8,027,011	39,109,477
Net increase (decrease) in net assets resulting from operations	17,294,541	37,507,878
Distributions to shareholders from net investment income	(6,807,525)	(4,647,719)
Share transactions - net increase (decrease)	250,397,355	548,908,168
Total increase (decrease) in net assets	260,884,371	581,768,327

Net Assets
Beginning of period	581,768,327	-
End of period (including undistributed net investment income of $2,166,872 and undistributed net investment income of $2,463,649, respectively)	$ 842,652,698	$ 581,768,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.16
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.32	1.20
Distributions from net investment income	(.10)	(.11)
Net asset value, end of period	$ 11.31	$ 11.09
Total Return B, C, D	2.89%	12.01%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.20% A
Expenses net of voluntary waivers, if any	1.18% A	1.20% A
Expenses net of all reductions	1.15% A	1.17% A
Net investment income (loss)	1.60% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,051	$ 21,985
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.13
Net realized and unrealized gain (loss)	.22	1.04
Total from investment operations	.30	1.17
Distributions from net investment income	(.09)	(.09)
Net asset value, end of period	$ 11.29	$ 11.08
Total Return B, C, D	2.71%	11.75%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A	1.45% A
Expenses net of voluntary waivers, if any	1.41% A	1.45% A
Expenses net of all reductions	1.38% A	1.42% A
Net investment income (loss)	1.37% A	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,580	$ 36,526
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09
Net realized and unrealized gain (loss)	.22	1.03
Total from investment operations	.27	1.12
Distributions from net investment income	(.06)	(.06)
Net asset value, end of period	$ 11.27	$ 11.06
Total Return B, C, D	2.45%	11.24%
Ratios to Average Net Assets G
Expenses before expense reductions	1.98% A	1.99% A
Expenses net of voluntary waivers, if any	1.96% A	1.95% A
Expenses net of all reductions	1.94% A	1.92% A
Net investment income (loss)	.81% A	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,031	$ 13,457
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09
Net realized and unrealized gain (loss)	.22	1.03
Total from investment operations	.27	1.12
Distributions from net investment income	(.06)	(.06)
Net asset value, end of period	$ 11.27	$ 11.06
Total Return B, C, D	2.45%	11.24%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	1.94% A
Expenses net of voluntary waivers, if any	1.92% A	1.94% A
Expenses net of all reductions	1.90% A	1.92% A
Net investment income (loss)	.86% A	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,581	$ 28,795
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to November 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend & Income

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.19
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.34	1.23
Distributions from net investment income	(.12)	(.12)
Net asset value, end of period	$ 11.33	$ 11.11
Total Return B, C	3.03%	12.32%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A	.90% A
Expenses net of voluntary waivers, if any	.85% A	.90% A
Expenses net of all reductions	.82% A	.87% A
Net investment income (loss)	1.93% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,209	$ 476,032
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to November 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Year ended November 30,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.19
Net realized and unrealized gain (loss)	.23	1.04
Total from investment operations	.34	1.23
Distributions from net investment income	(.12)	(.12)
Net asset value, end of period	$ 11.33	$ 11.11
Total Return B, C	3.03%	12.38%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.88% A
Expenses net of voluntary waivers, if any	.86% A	.88% A
Expenses net of all reductions	.83% A	.85% A
Net investment income (loss)	1.92% A	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,201	$ 4,973
Portfolio turnover rate	55% A	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to November 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 68,119,278
Unrealized depreciation	(22,000,578)
Net unrealized appreciation (depreciation)	$ 46,118,700
Cost for federal income tax purposes	$ 796,755,760

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $470,406,358 and $192,130,097, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 32,561	$ 921
Class T	.25%	.25%	128,602	5,459
Class B	.75%	.25%	76,236	58,607
Class C	.75%	.25%	173,168	96,756
			$ 410,567	$ 161,743

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,102
Class T	22,304
Class B*	13,880
Class C*	5,080
$ 85,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 35,073	.27*
Class T	64,434	.25*
Class B	24,103	.32*
Class C	45,161	.26*
Strategic Dividend & Income	554,572	.19*
Institutional Class	6,207	.20*
	$ 729,550

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $332,125 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,352 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.95% - 2.00%*	$ 830

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $89,138 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,083.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004 A
From net investment income
Class A	$ 221,872	$ 159,582
Class T	379,633	189,189
Class B	79,301	55,805
Class C	176,630	123,216
Strategic Dividend & Income	5,889,346	4,080,966
Institutional Class	60,743	38,961
Total	$ 6,807,525	$ 4,647,719

A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004 A	Six months ended May 31, 2005	Year ended November 30, 2004 A
Class A
Shares sold	945,174	2,191,945	$ 10,632,823	$ 22,746,005
Reinvestment of distributions	14,429	10,552	161,896	110,590
Shares redeemed	(283,858)	(220,797)	(3,197,318)	(2,287,113)
Net increase (decrease)	675,745	1,981,700	$ 7,597,401	$ 20,569,482
Class T
Shares sold	2,461,830	3,511,538	$ 27,682,850	$ 36,655,001
Reinvestment of distributions	27,642	14,112	309,837	147,959
Shares redeemed	(243,930)	(230,386)	(2,743,523)	(2,405,951)
Net increase (decrease)	2,245,542	3,295,264	$ 25,249,164	$ 34,397,009
Class B
Shares sold	443,118	1,285,173	$ 4,965,326	$ 13,296,297
Reinvestment of distributions	5,522	3,976	61,845	41,558
Shares redeemed	(154,003)	(72,792)	(1,725,267)	(752,799)
Net increase (decrease)	294,637	1,216,357	$ 3,301,904	$ 12,585,056
Class C
Shares sold	1,131,181	2,813,304	$ 12,713,889	$ 29,175,332
Reinvestment of distributions	10,217	7,379	114,448	77,088
Shares redeemed	(233,398)	(218,090)	(2,626,452)	(2,262,584)
Net increase (decrease)	908,000	2,602,593	$ 10,201,885	$ 26,989,836
Strategic Dividend & Income
Shares sold	24,047,095	55,474,221	$ 273,030,767	$ 580,932,738
Reinvestment of distributions	460,165	341,097	5,169,716	3,577,556
Shares redeemed	(6,782,353)	(12,984,227)	(76,278,334)	(134,752,835)
Net increase (decrease)	17,724,907	42,831,091	$ 201,922,149	$ 449,757,459
Institutional Class
Shares sold	207,734	464,040	$ 2,346,847	$ 4,776,823
Reinvestment of distributions	2,531	1,845	28,422	19,348
Shares redeemed	(22,098)	(18,218)	(250,417)	(186,845)
Net increase (decrease)	188,167	447,667	$ 2,124,852	$ 4,609,326

A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker Non-Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000
Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000
Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000
Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000
Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000
William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000
Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000
Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000
Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SDI-USAN-0705
1.802526.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 25, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 25, 2005